American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Equity ETF (AVUS)
May 28, 2021

Avantis U.S. Equity ETF - Schedule of Investments
MAY 28, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.8%
Aerospace and Defense — 1.1%
AAR Corp.(1)	2,071	86,464
Aerojet Rocketdyne Holdings, Inc.	5,457	264,392
AeroVironment, Inc.(1)	800	87,704
Astronics Corp.(1)	2,546	43,180
Axon Enterprise, Inc.(1)	2,150	302,269
Boeing Co. (The)(1)	6,082	1,502,376
BWX Technologies, Inc.	8,111	507,262
Curtiss-Wright Corp.	2,988	374,456
Ducommun, Inc.(1)	359	19,304
General Dynamics Corp.	2,583	490,538
HEICO Corp.	359	50,425
HEICO Corp., Class A	651	86,232
Hexcel Corp.(1)	8,379	498,215
Howmet Aerospace, Inc.(1)	12,232	433,991
Huntington Ingalls Industries, Inc.	2,119	458,149
Kaman Corp.	5,398	290,520
L3Harris Technologies, Inc.	3,505	764,300
Lockheed Martin Corp.	5,361	2,048,974
Mercury Systems, Inc.(1)	663	43,393
Moog, Inc., Class A	3,694	333,199
National Presto Industries, Inc.	34	3,448
Northrop Grumman Corp.	1,928	705,397
Park Aerospace Corp.	555	8,558
Parsons Corp.(1)	1,503	59,534
Raytheon Technologies Corp.	24,179	2,144,919
Spirit AeroSystems Holdings, Inc., Class A	9,162	450,862
Teledyne Technologies, Inc.(1)	1,321	554,120
Textron, Inc.	19,497	1,334,960
TransDigm Group, Inc.(1)	615	399,037
Triumph Group, Inc.(1)	14	269
Vectrus, Inc.(1)	7	357
		14,346,804
Air Freight and Logistics — 1.0%
Air Transport Services Group, Inc.(1)	11,372	282,480
Atlas Air Worldwide Holdings, Inc.(1)	5,078	380,495
CH Robinson Worldwide, Inc.	5,801	562,813
Echo Global Logistics, Inc.(1)	540	18,446
Expeditors International of Washington, Inc.	10,735	1,349,282
FedEx Corp.	13,349	4,202,399
Forward Air Corp.	3,809	369,054
Hub Group, Inc., Class A(1)	5,111	356,799
Radiant Logistics, Inc.(1)	2,853	21,940
United Parcel Service, Inc., Class B	23,182	4,974,857
XPO Logistics, Inc.(1)	2,400	352,632
		12,871,197
Airlines — 0.4%
Alaska Air Group, Inc.(1)	6,339	438,659
Allegiant Travel Co.(1)	1,667	369,174

American Airlines Group, Inc.(1)	14,320	347,117
Delta Air Lines, Inc.(1)	17,872	852,137
Hawaiian Holdings, Inc.(1)	9,305	240,069
JetBlue Airways Corp.(1)	26,029	523,183
Mesa Air Group, Inc.(1)	361	3,509
SkyWest, Inc.(1)	6,257	306,780
Southwest Airlines Co.(1)	28,424	1,746,939
Spirit Airlines, Inc.(1)	9,193	328,282
United Airlines Holdings, Inc.(1)	8,244	481,037
		5,636,886
Auto Components — 0.8%
Adient plc(1)	6,842	342,511
American Axle & Manufacturing Holdings, Inc.(1)	25,406	284,547
Aptiv plc(1)	10,423	1,567,828
Autoliv, Inc.	8,757	928,505
BorgWarner, Inc.	24,948	1,279,583
Cooper Tire & Rubber Co.	5,067	300,878
Cooper-Standard Holdings, Inc.(1)	2,172	64,639
Dana, Inc.	16,076	436,142
Fox Factory Holding Corp.(1)	873	135,734
Gentex Corp.	28,519	1,012,424
Gentherm, Inc.(1)	4,236	307,237
Goodyear Tire & Rubber Co. (The)(1)	34,239	678,959
LCI Industries	2,485	370,389
Lear Corp.	5,692	1,100,605
Modine Manufacturing Co.(1)	7,884	138,680
Motorcar Parts of America, Inc.(1)	346	8,086
Patrick Industries, Inc.	3,808	326,346
Standard Motor Products, Inc.	595	26,787
Stoneridge, Inc.(1)	1,367	41,611
Tenneco, Inc., Class A(1)	15,258	239,245
Veoneer, Inc.(1)(2)	2,873	68,004
Visteon Corp.(1)	2,800	342,888
XPEL, Inc.(1)	682	55,924
		10,057,552
Automobiles — 1.2%
Ford Motor Co.(1)	229,497	3,334,591
General Motors Co.(1)	69,354	4,113,386
Harley-Davidson, Inc.	17,038	825,832
Tesla, Inc.(1)	9,952	6,222,189
Thor Industries, Inc.	3,719	457,437
Winnebago Industries, Inc.	4,211	311,446
		15,264,881
Banks — 6.6%
1st Source Corp.	879	43,484
Allegiance Bancshares, Inc.	623	25,269
Altabancorp	887	40,802
Amalgamated Financial Corp.	571	9,290
Amerant Bancorp, Inc.(1)	1,415	34,130
American National Bankshares, Inc.	278	9,641
Ameris Bancorp	5,511	302,774
Arrow Financial Corp.	1,057	39,215
Associated Banc-Corp.	13,307	305,928
Atlantic Capital Bancshares, Inc.(1)	2,432	68,388
Atlantic Union Bankshares Corp.	4,512	185,082

Banc of California, Inc.	2,598	45,491
BancFirst Corp.	2,715	187,254
Bancorp, Inc. (The)(1)	10,151	246,060
BancorpSouth Bank	9,761	298,491
Bank First Corp.	497	35,396
Bank of America Corp.	165,840	7,029,958
Bank of Commerce Holdings	180	2,655
Bank of Hawaii Corp.	3,660	328,448
Bank of Marin Bancorp	359	12,102
Bank OZK	9,184	392,249
BankUnited, Inc.	8,208	392,260
Banner Corp.	2,046	119,752
Bar Harbor Bankshares	1,022	31,110
Baycom Corp.(1)	25	463
BCB Bancorp, Inc.	604	8,824
Berkshire Hills Bancorp, Inc.	5,026	139,471
BOK Financial Corp.	1,133	103,148
Boston Private Financial Holdings, Inc.	4,332	66,410
Brookline Bancorp., Inc.	7,950	134,037
Bryn Mawr Bank Corp.	623	29,779
Business First Bancshares, Inc.	1,651	40,284
Byline Bancorp, Inc.	820	18,926
Cadence BanCorp	15,913	356,133
Camden National Corp.	1,661	79,097
Capital City Bank Group, Inc.	1,070	28,676
Capstar Financial Holdings, Inc.	1,345	29,442
Carter Bankshares, Inc.(1)	2,725	42,428
Cathay General Bancorp.	6,993	291,468
CBTX, Inc.	322	9,531
Central Pacific Financial Corp.	3,426	94,934
Central Valley Community Bancorp	21	447
Century Bancorp, Inc., Class A	286	32,633
CIT Group, Inc.	6,997	370,701
Citigroup, Inc.	68,905	5,423,513
Citizens & Northern Corp.	329	8,123
Citizens Financial Group, Inc.	22,483	1,121,902
City Holding Co.	1,033	82,867
Civista Bancshares, Inc.	355	8,428
CNB Financial Corp.	1,454	35,347
Codorus Valley Bancorp, Inc.	16	303
Columbia Banking System, Inc.	3,598	155,290
Comerica, Inc.	10,859	852,323
Commerce Bancshares, Inc.	6,226	484,881
Community Bank System, Inc.	3,613	293,087
Community Bankers Trust Corp.	896	7,921
Community Trust Bancorp, Inc.	1,699	75,062
ConnectOne Bancorp, Inc.	4,255	117,821
CrossFirst Bankshares, Inc.(1)	2,277	33,495
Cullen/Frost Bankers, Inc.	2,947	355,732
Customers Bancorp, Inc.(1)	4,094	154,958
CVB Financial Corp.	8,115	179,991
Dime Community Bancshares, Inc.	1,862	64,630
Eagle Bancorp, Inc.	4,917	280,957
East West Bancorp, Inc.	12,521	936,320
Eastern Bankshares, Inc.	21,549	482,698

Enterprise Bancorp, Inc.	600	20,676
Enterprise Financial Services Corp.	1,308	64,628
Equity Bancshares, Inc., Class A(1)	1,664	54,679
F.N.B. Corp.	40,780	546,860
Farmers National Banc Corp.	2,115	36,801
FB Financial Corp.	1,963	82,152
Fifth Third Bancorp	45,983	1,937,724
Financial Institutions, Inc.	2,042	65,609
First BanCorp	26,591	340,099
First Bancorp, Inc. (The)	582	18,333
First Bancorp/Southern Pines NC	1,575	69,883
First Bancshares, Inc. (The)	623	24,328
First Busey Corp.	5,393	144,478
First Business Financial Services, Inc.	299	8,196
First Choice Bancorp	1,353	43,472
First Citizens BancShares, Inc., Class A	539	463,863
First Commonwealth Financial Corp.	6,481	98,187
First Community Bankshares, Inc.	683	21,282
First Financial Bancorp	11,426	291,020
First Financial Bankshares, Inc.	7,113	358,140
First Financial Corp.	792	35,941
First Foundation, Inc.	4,843	121,559
First Hawaiian, Inc.	10,259	288,893
First Horizon Corp.	32,496	619,699
First Internet Bancorp	768	26,051
First Interstate BancSystem, Inc., Class A	2,442	114,945
First Merchants Corp.	6,547	303,388
First Mid Bancshares, Inc.	1,142	50,134
First Midwest Bancorp., Inc.	14,431	302,041
First of Long Island Corp. (The)	2,483	55,867
First Republic Bank	6,035	1,155,340
Flushing Financial Corp.	3,722	86,983
Fulton Financial Corp.	17,992	311,801
German American Bancorp, Inc.	1,612	67,382
Glacier Bancorp, Inc.	5,871	341,986
Great Southern Bancorp, Inc.	840	47,452
Great Western Bancorp, Inc.	6,349	212,438
Guaranty Bancshares, Inc.	311	11,924
Hancock Whitney Corp.	7,412	366,968
Hanmi Financial Corp.	2,991	62,751
HarborOne Bancorp, Inc.	5,601	83,175
Heartland Financial USA, Inc.	5,014	249,446
Heritage Commerce Corp.	2,471	29,306
Heritage Financial Corp.	887	25,732
Hilltop Holdings, Inc.	9,364	347,873
Home BancShares, Inc.	11,214	306,815
HomeTrust Bancshares, Inc.	894	25,363
Hope Bancorp, Inc.	16,699	255,495
Horizon Bancorp, Inc.	2,959	54,742
Howard Bancorp, Inc.(1)	542	9,138
Huntington Bancshares, Inc.	75,335	1,194,813
Independent Bank Corp. (Massachusetts)	2,590	211,370
Independent Bank Corp. (Michigan)	2,095	48,814
Independent Bank Group, Inc.	1,224	96,390
International Bancshares Corp.	6,729	312,226

Investar Holding Corp.	168	3,793
Investors Bancorp, Inc.	23,249	345,945
JPMorgan Chase & Co.	74,300	12,203,032
KeyCorp	61,372	1,414,011
Lakeland Bancorp, Inc.	5,132	97,559
Lakeland Financial Corp.	1,878	115,891
Live Oak Bancshares, Inc.	4,668	282,787
M&T Bank Corp.	5,466	878,332
Macatawa Bank Corp.	2,744	26,342
MainStreet Bancshares, Inc.(1)(2)	72	1,542
Mercantile Bank Corp.	1,223	39,503
Metrocity Bankshares, Inc.	700	12,047
Metropolitan Bank Holding Corp.(1)	827	52,771
Midland States Bancorp, Inc.	1,619	45,105
MidWestOne Financial Group, Inc.	888	28,008
MVB Financial Corp.	1,299	55,688
National Bank Holdings Corp., Class A	2,932	116,107
NBT Bancorp, Inc.	4,026	156,974
Nicolet Bankshares, Inc.(1)	707	56,065
Northeast Bank	351	10,305
Northrim BanCorp, Inc.	279	12,150
OceanFirst Financial Corp.	3,729	82,448
OFG Bancorp	6,181	148,962
Old National Bancorp	11,360	216,408
Old Second Bancorp, Inc.	2,211	30,644
Origin Bancorp, Inc.	2,564	113,201
Orrstown Financial Services, Inc.	338	8,531
Pacific Premier Bancorp, Inc.	3,601	165,538
PacWest Bancorp	7,675	346,680
Park National Corp.	1,874	237,098
Parke Bancorp, Inc.	565	12,148
PCB Bancorp.	57	915
Peapack-Gladstone Financial Corp.	887	29,466
People's United Financial, Inc.	24,130	456,298
Peoples Bancorp, Inc.	1,977	64,213
Pinnacle Financial Partners, Inc.	3,739	339,950
PNC Financial Services Group, Inc. (The)	13,700	2,667,116
Popular, Inc.	7,824	638,517
Preferred Bank	1,921	131,185
Premier Financial Bancorp, Inc.	117	2,182
Primis Financial Corp.	823	12,123
Prosperity Bancshares, Inc.	4,024	302,806
QCR Holdings, Inc.	1,267	60,575
RBB Bancorp	626	15,274
Regions Financial Corp.	49,566	1,160,340
Reliant Bancorp, Inc.	1,698	50,346
Renasant Corp.	6,116	270,450
Republic Bancorp, Inc., Class A	973	45,196
S&T Bancorp, Inc.	2,422	82,178
Sandy Spring Bancorp, Inc.	5,080	236,017
Seacoast Banking Corp. of Florida(1)	7,017	260,120
ServisFirst Bancshares, Inc.	5,489	381,266
Sierra Bancorp	887	24,588
Signature Bank	3,911	976,772
Silvergate Capital Corp., Class A(1)	720	80,208

Simmons First National Corp., Class A	8,008	244,244
SmartFinancial, Inc.	343	8,318
South Plains Financial, Inc.	543	12,739
South State Corp.	3,865	343,251
Southern First Bancshares, Inc.(1)	624	33,340
Southside Bancshares, Inc.	2,049	87,779
Spirit of Texas Bancshares, Inc.	1,277	29,473
Sterling Bancorp	13,623	362,917
Stock Yards Bancorp, Inc.	1,211	65,079
Summit Financial Group, Inc.	540	12,868
SVB Financial Group(1)	3,510	2,045,944
Synovus Financial Corp.	12,636	620,680
TCF Financial Corp.	13,819	656,402
Texas Capital Bancshares, Inc.(1)	4,849	333,999
Tompkins Financial Corp.	788	63,946
Towne Bank	8,813	282,280
TriCo Bancshares	1,651	79,165
TriState Capital Holdings, Inc.(1)	1,158	26,622
Triumph Bancorp, Inc.(1)	3,049	255,354
Truist Financial Corp.	42,390	2,618,854
Trustmark Corp.	7,767	260,583
U.S. Bancorp	43,929	2,670,005
UMB Financial Corp.	4,639	448,638
Umpqua Holdings Corp.	17,829	340,177
United Bankshares, Inc.	7,148	294,426
United Community Banks, Inc.	8,866	306,586
United Security Bancshares	415	3,528
Univest Financial Corp.	3,381	98,590
Valley National Bancorp	31,123	445,681
Veritex Holdings, Inc.	2,267	79,640
Washington Trust Bancorp, Inc.	1,879	103,326
Webster Financial Corp.	7,964	451,400
Wells Fargo & Co.	116,591	5,447,132
WesBanco, Inc.	7,633	297,076
West BanCorp, Inc.	1,287	35,933
Westamerica Bancorporation	1,591	99,803
Western Alliance Bancorp	8,762	876,288
Wintrust Financial Corp.	4,983	400,733
Zions Bancorp N.A.	14,051	813,272
		83,002,148
Beverages — 1.0%
Boston Beer Co., Inc. (The), Class A(1)	555	587,279
Brown-Forman Corp., Class A	630	47,250
Brown-Forman Corp., Class B	12,759	1,025,313
Coca-Cola Co. (The)	63,073	3,487,306
Coca-Cola Consolidated, Inc.	682	276,156
Constellation Brands, Inc., Class A	2,471	592,348
Keurig Dr Pepper, Inc.	7,226	267,073
MGP Ingredients, Inc.	387	26,970
Molson Coors Beverage Co., Class B(1)	10,508	612,827
Monster Beverage Corp.(1)	11,825	1,114,743
National Beverage Corp.	2,037	101,707
NewAge, Inc.(1)	63	149
PepsiCo, Inc.	27,472	4,064,208
		12,203,329

Biotechnology — 2.7%
AbbVie, Inc.	29,466	3,335,551
ACADIA Pharmaceuticals, Inc.(1)	887	19,816
Acceleron Pharma, Inc.(1)	694	90,838
ADMA Biologics, Inc.(1)(2)	40	70
Affimed NV(1)	14,205	125,998
Agenus, Inc.(1)	60	256
Agios Pharmaceuticals, Inc.(1)	224	12,495
Akebia Therapeutics, Inc.(1)	3,362	11,801
Albireo Pharma, Inc.(1)	663	22,177
Alector, Inc.(1)	1,608	28,622
Alexion Pharmaceuticals, Inc.(1)	7,329	1,293,935
Alkermes plc(1)	4,281	97,050
Allogene Therapeutics, Inc.(1)	572	14,700
Alnylam Pharmaceuticals, Inc.(1)	2,507	355,969
Altimmune, Inc.(1)	125	1,581
Amgen, Inc.	13,258	3,154,609
Amicus Therapeutics, Inc.(1)	2,123	19,659
AnaptysBio, Inc.(1)	898	21,435
Anika Therapeutics, Inc.(1)	359	16,747
Annexon, Inc.(1)	804	16,980
Arcus Biosciences, Inc.(1)	8,047	199,727
Ardelyx, Inc.(1)	1,128	8,065
Arena Pharmaceuticals, Inc.(1)	6,825	417,076
Arrowhead Pharmaceuticals, Inc.(1)	9,727	706,180
Assembly Biosciences, Inc.(1)	291	1,155
Atara Biotherapeutics, Inc.(1)	1,522	20,638
Atreca, Inc., Class A(1)(2)	18	162
Avid Bioservices, Inc.(1)	3,235	68,841
Avrobio, Inc.(1)	1,415	12,721
BioCryst Pharmaceuticals, Inc.(1)(2)	3,373	53,192
Biogen, Inc.(1)	9,289	2,484,622
Biohaven Pharmaceutical Holding Co. Ltd.(1)	2,567	223,329
BioMarin Pharmaceutical, Inc.(1)	4,581	354,111
Bluebird Bio, Inc.(1)	784	24,398
Blueprint Medicines Corp.(1)	4,656	425,326
Catalyst Pharmaceuticals, Inc.(1)	5,493	30,376
Celldex Therapeutics, Inc.(1)	1,173	32,785
Chimerix, Inc.(1)	2,857	22,342
Coherus Biosciences, Inc.(1)	6,588	86,698
Constellation Pharmaceuticals, Inc.(1)	600	11,886
CRISPR Therapeutics AG(1)	1,747	206,460
Cyclerion Therapeutics, Inc.(1)(2)	6	19
CytomX Therapeutics, Inc.(1)	9	64
Deciphera Pharmaceuticals, Inc.(1)	704	23,753
Denali Therapeutics, Inc.(1)	4,686	297,983
Dicerna Pharmaceuticals, Inc.(1)	8,905	290,303
Dyne Therapeutics, Inc.(1)	1,005	19,206
Eagle Pharmaceuticals, Inc.(1)	711	28,170
Editas Medicine, Inc.(1)	28	951
Eiger BioPharmaceuticals, Inc.(1)	2	16
Emergent BioSolutions, Inc.(1)	5,014	304,099
Enanta Pharmaceuticals, Inc.(1)	286	13,917
Esperion Therapeutics, Inc.(1)	329	6,550
Exact Sciences Corp.(1)	2,616	289,146

Exelixis, Inc.(1)	25,409	572,973
Fate Therapeutics, Inc.(1)	1,448	110,917
FibroGen, Inc.(1)	666	14,153
G1 Therapeutics, Inc.(1)	599	13,010
Generation Bio Co.(1)	1,257	43,065
Gilead Sciences, Inc.	62,528	4,133,726
Global Blood Therapeutics, Inc.(1)	993	38,161
Gossamer Bio, Inc.(1)	1,921	16,271
Halozyme Therapeutics, Inc.(1)	18	745
Harpoon Therapeutics, Inc.(1)	2,704	55,756
Heron Therapeutics, Inc.(1)	2,175	28,862
Horizon Therapeutics plc(1)	8,339	764,353
ImmunoGen, Inc.(1)	14,474	89,449
Incyte Corp.(1)	3,956	331,434
Intellia Therapeutics, Inc.(1)	1,722	129,047
Invitae Corp.(1)(2)	4,731	136,158
Ionis Pharmaceuticals, Inc.(1)	4,873	181,519
Iovance Biotherapeutics, Inc.(1)	1,259	23,380
Ironwood Pharmaceuticals, Inc.(1)	25,306	292,790
Kadmon Holdings, Inc.(1)	2,968	11,397
Keros Therapeutics, Inc.(1)	410	22,370
Krystal Biotech, Inc.(1)	396	25,835
Kura Oncology, Inc.(1)	1,376	30,616
Kymera Therapeutics, Inc.(1)	1,397	67,182
Ligand Pharmaceuticals, Inc.(1)	1,177	138,533
MacroGenics, Inc.(1)	1,527	49,154
Madrigal Pharmaceuticals, Inc.(1)	122	13,701
MEI Pharma, Inc.(1)	16,885	48,629
Merus NV(1)	711	15,038
Mirati Therapeutics, Inc.(1)	1,192	188,515
Mirum Pharmaceuticals, Inc.(1)	624	10,321
Moderna, Inc.(1)	20,744	3,837,847
Myriad Genetics, Inc.(1)	9,138	261,804
Natera, Inc.(1)	2,481	233,561
Neurocrine Biosciences, Inc.(1)	3,274	315,024
Nkarta, Inc.(1)	348	8,474
Novavax, Inc.(1)	523	77,205
Nurix Therapeutics, Inc.(1)	586	16,349
Ocugen, Inc.(1)(2)	5,288	46,164
OPKO Health, Inc.(1)	6,740	25,747
ORIC Pharmaceuticals, Inc.(1)	4,833	110,434
Passage Bio, Inc.(1)	1,340	17,755
PDL BioPharma, Inc.(1)	1,937	4,784
PMV Pharmaceuticals, Inc.(1)	473	16,271
Protagonist Therapeutics, Inc.(1)	866	30,405
Prothena Corp. plc(1)	804	23,453
Radius Health, Inc.(1)	887	17,110
Regeneron Pharmaceuticals, Inc.(1)	3,432	1,724,340
REGENXBIO, Inc.(1)	1,188	41,901
Repare Therapeutics, Inc.(1)(2)	772	24,951
Replimune Group, Inc.(1)	704	27,435
Rhythm Pharmaceuticals, Inc.(1)	827	16,217
Sage Therapeutics, Inc.(1)	6,507	452,887
Sangamo Therapeutics, Inc.(1)	22,866	246,495
Sarepta Therapeutics, Inc.(1)	127	9,608

Seagen, Inc.(1)	2,341	363,674
Solid Biosciences, Inc.(1)	3	11
Spectrum Pharmaceuticals, Inc.(1)	348	1,201
Stoke Therapeutics, Inc.(1)	395	15,666
Sutro Biopharma, Inc.(1)	1,196	22,258
Syndax Pharmaceuticals, Inc.(1)	77	1,415
TCR2 Therapeutics, Inc.(1)	661	12,658
Translate Bio, Inc.(1)	15,392	277,210
Travere Therapeutics, Inc.(1)	1,906	28,914
Turning Point Therapeutics, Inc.(1)	1,914	126,669
Ultragenyx Pharmaceutical, Inc.(1)	2,737	278,380
United Therapeutics Corp.(1)	3,751	697,311
Vanda Pharmaceuticals, Inc.(1)	2,213	39,148
Vaxcyte, Inc.(1)(2)	928	19,553
VBI Vaccines, Inc.(1)(2)	4,135	13,356
Veracyte, Inc.(1)	1,365	53,303
Vericel Corp.(1)(2)	8	452
Vertex Pharmaceuticals, Inc.(1)	6,677	1,393,023
Viking Therapeutics, Inc.(1)(2)	815	4,271
Voyager Therapeutics, Inc.(1)(2)	1,679	7,153
Xencor, Inc.(1)	3,836	147,533
Xenon Pharmaceuticals, Inc.(1)	1,433	26,468
Zentalis Pharmaceuticals, Inc.(1)	659	36,805
ZIOPHARM Oncology, Inc.(1)	5,859	17,811
Zymeworks, Inc.(1)	481	15,007
		34,087,087
Building Products — 0.9%
AAON, Inc.	4,636	307,135
Advanced Drainage Systems, Inc.	4,939	560,181
Allegion plc	3,285	461,477
Alpha Pro Tech Ltd.(1)(2)	633	5,216
AO Smith Corp.	10,851	771,181
Apogee Enterprises, Inc.	2,568	97,610
Armstrong Flooring, Inc.(1)	157	951
Armstrong World Industries, Inc.	5,387	572,907
Builders FirstSource, Inc.(1)	19,493	868,218
Carrier Global Corp.	7,879	361,882
CSW Industrials, Inc.	835	101,720
Fortune Brands Home & Security, Inc.	3,857	397,888
Gibraltar Industries, Inc.(1)	2,347	186,469
Insteel Industries, Inc.	949	33,177
JELD-WEN Holding, Inc.(1)	10,928	306,093
Johnson Controls International plc	16,779	1,116,475
Lennox International, Inc.	109	38,142
Masco Corp.	5,850	352,814
Masonite International Corp.(1)	3,146	376,104
Owens Corning	10,943	1,167,071
PGT Innovations, Inc.(1)	2,735	66,078
Quanex Building Products Corp.	4,208	112,059
Simpson Manufacturing Co., Inc.	4,027	452,313
Trane Technologies plc	4,122	768,341
Trex Co., Inc.(1)	11,844	1,153,724
UFP Industries, Inc.	6,661	529,683
		11,164,909

Capital Markets — 4.0%
Affiliated Managers Group, Inc.	1,570	257,480
Ameriprise Financial, Inc.	9,836	2,555,786
Ares Management Corp., Class A	1,378	76,038
Artisan Partners Asset Management, Inc., Class A	8,274	422,636
Assetmark Financial Holdings, Inc.(1)	84	2,189
B. Riley Financial, Inc.	4,387	323,059
Bank of New York Mellon Corp. (The)	32,568	1,696,141
BGC Partners, Inc., Class A	17,603	103,858
BlackRock, Inc.	2,762	2,422,385
Blackstone Group, Inc. (The), Class A	2,656	246,132
Brightsphere Investment Group, Inc.	11,072	246,573
Cboe Global Markets, Inc.	3,094	344,362
Charles Schwab Corp. (The)	51,603	3,810,882
CME Group, Inc.	8,613	1,884,180
Cohen & Steers, Inc.	3,059	223,705
Cowen, Inc., Class A	3,731	146,740
Diamond Hill Investment Group, Inc.	264	46,308
Evercore, Inc., Class A	4,640	676,790
FactSet Research Systems, Inc.	1,138	380,502
Federated Hermes, Inc.	10,679	339,592
Franklin Resources, Inc.	9,933	339,808
Freedom Holding Corp.(1)(2)	2,200	111,804
Goldman Sachs Group, Inc. (The)	14,245	5,299,425
Hamilton Lane, Inc., Class A	3,029	273,731
Houlihan Lokey, Inc.	4,504	337,305
Interactive Brokers Group, Inc., Class A	1,973	132,704
Intercontinental Exchange, Inc.	9,666	1,091,098
Invesco Ltd.	27,928	796,786
Janus Henderson Group plc	21,530	829,120
Jefferies Financial Group, Inc.	22,035	707,985
KKR & Co., Inc., Class A	26,519	1,476,843
Lazard Ltd., Class A	13,120	619,002
LPL Financial Holdings, Inc.	2,914	430,922
MarketAxess Holdings, Inc.	736	343,373
Moelis & Co., Class A	8,376	449,707
Moody's Corp.	5,524	1,852,473
Morgan Stanley	63,905	5,812,160
Morningstar, Inc.	389	91,800
MSCI, Inc.	1,021	477,961
Nasdaq, Inc.	1,105	185,043
Northern Trust Corp.	11,895	1,441,555
Open Lending Corp., Class A(1)	8,672	334,566
Oppenheimer Holdings, Inc., Class A	876	43,774
Piper Sandler Cos.	2,811	358,290
Pzena Investment Management, Inc., Class A	14	162
Raymond James Financial, Inc.	9,055	1,200,602
S&P Global, Inc.	6,803	2,581,534
Safeguard Scientifics, Inc.(1)	2	14
SEI Investments Co.	12,156	771,177
State Street Corp.	14,528	1,263,645
Stifel Financial Corp.	9,162	634,743
StoneX Group, Inc.(1)	1,731	117,189
T. Rowe Price Group, Inc.	14,363	2,748,360
Victory Capital Holdings, Inc., Class A	1,496	44,910

Virtu Financial, Inc., Class A	11,136	339,091
Virtus Investment Partners, Inc.	1,046	294,167
WisdomTree Investments, Inc.	6,525	43,718
		50,081,885
Chemicals — 2.6%
AdvanSix, Inc.(1)	2,180	69,019
Air Products and Chemicals, Inc.	6,693	2,005,624
Albemarle Corp.	6,891	1,151,348
American Vanguard Corp.	862	15,852
Amyris, Inc.(1)	1,887	26,852
Ashland Global Holdings, Inc.	4,098	388,654
Avient Corp.	8,042	418,023
Axalta Coating Systems Ltd.(1)	11,188	362,939
Balchem Corp.	337	44,147
Cabot Corp.	6,883	437,621
Celanese Corp.	9,138	1,511,882
CF Industries Holdings, Inc.	9,458	502,882
Chase Corp.	413	43,778
Chemours Co. (The)	22,690	815,252
Corteva, Inc.	37,289	1,696,649
Dow, Inc.	41,292	2,825,199
DuPont de Nemours, Inc.	22,077	1,867,493
Eastman Chemical Co.	7,733	969,718
Ecolab, Inc.	3,914	841,823
Element Solutions, Inc.	3,291	76,976
Ferro Corp.(1)	18,373	396,857
FMC Corp.	9,488	1,107,155
FutureFuel Corp.	1,617	16,607
GCP Applied Technologies, Inc.(1)	3,963	96,618
H.B. Fuller Co.	359	24,814
Hawkins, Inc.	1,414	48,104
Huntsman Corp.	12,283	348,592
Ingevity Corp.(1)	4,642	382,083
Innospec, Inc.	3,012	304,543
International Flavors & Fragrances, Inc.	495	70,127
Koppers Holdings, Inc.(1)	1,049	36,369
Kraton Corp.(1)	7,552	256,390
Kronos Worldwide, Inc.	1,141	18,530
Linde plc	10,092	3,033,655
Livent Corp.(1)	19,880	387,859
LyondellBasell Industries NV, Class A	17,627	1,985,153
Minerals Technologies, Inc.	4,192	364,704
Mosaic Co. (The)	33,555	1,212,678
NewMarket Corp.	925	317,488
Olin Corp.	14,088	688,762
Orion Engineered Carbons SA(1)	6,894	139,535
PPG Industries, Inc.	5,380	966,894
PQ Group Holdings, Inc.	974	15,915
Quaker Chemical Corp.	78	18,919
Rayonier Advanced Materials, Inc.(1)	3,390	26,171
RPM International, Inc.	3,804	355,788
Scotts Miracle-Gro Co. (The)	2,545	553,207
Sensient Technologies Corp.	4,720	409,460
Sherwin-Williams Co. (The)	5,083	1,441,183
Stepan Co.	2,368	318,875

Trecora Resources(1)	63	516
Tredegar Corp.	1,960	29,870
Trinseo SA	5,545	360,092
Tronox Holdings plc, Class A	17,335	407,026
Valvoline, Inc.	2,240	73,920
Venator Materials plc(1)	3,497	17,380
Westlake Chemical Corp.	3,227	325,507
WR Grace & Co.	5,329	365,143
		32,994,220
Commercial Services and Supplies — 0.7%
ABM Industries, Inc.	625	31,181
ACCO Brands Corp.	1,154	10,513
ADT, Inc.	1,632	16,875
Brady Corp., Class A	3,585	205,170
Brink's Co. (The)	4,238	319,588
Casella Waste Systems, Inc., Class A(1)	1,866	125,824
Cimpress plc(1)	2,524	250,659
Cintas Corp.	1,810	639,907
Clean Harbors, Inc.(1)	5,297	493,151
Copart, Inc.(1)	12,014	1,549,926
CoreCivic, Inc.(1)	8,741	68,442
Covanta Holding Corp.	3,415	50,576
Deluxe Corp.	359	16,356
Ennis, Inc.	2,164	45,357
Harsco Corp.(1)	15	336
Healthcare Services Group, Inc.	9,957	298,610
Heritage-Crystal Clean, Inc.(1)	689	21,221
Herman Miller, Inc.	8,413	402,141
HNI Corp.	7,241	330,334
IAA, Inc.(1)	4,297	244,800
Interface, Inc.	2,207	36,062
KAR Auction Services, Inc.(1)	12,991	233,059
Kimball International, Inc., Class B	2,800	37,296
Knoll, Inc.	2,546	66,196
MSA Safety, Inc.	865	145,372
Pitney Bowes, Inc.	2,999	25,132
Quad/Graphics, Inc.(1)	1,418	4,694
Republic Services, Inc.	922	100,664
Rollins, Inc.	7,915	269,822
Steelcase, Inc., Class A	10,188	147,420
Stericycle, Inc.(1)	86	6,756
Team, Inc.(1)	1,415	12,028
Tetra Tech, Inc.	1,600	191,152
UniFirst Corp.	1,437	318,554
US Ecology, Inc.(1)	7	277
Viad Corp.(1)	340	15,008
Vidler Water Resouces, Inc.(1)	558	5,859
VSE Corp.	354	16,840
Waste Connections, Inc.	4,367	530,329
Waste Management, Inc.	12,538	1,763,846
		9,047,333
Communications Equipment — 0.6%
ADTRAN, Inc.	1,030	20,404
Arista Networks, Inc.(1)	1,885	639,731
Cambium Networks Corp.(1)	910	52,516

Ciena Corp.(1)	10,346	546,993
Cisco Systems, Inc.	60,403	3,195,319
CommScope Holding Co., Inc.(1)	12,273	249,265
Comtech Telecommunications Corp.	887	22,432
Digi International, Inc.(1)	1,076	20,401
EchoStar Corp., Class A(1)	2,795	74,040
Extreme Networks, Inc.(1)	4,953	56,662
F5 Networks, Inc.(1)	1,988	368,635
Infinera Corp.(1)	7,255	69,648
Inseego Corp.(1)	1,665	14,319
Juniper Networks, Inc.	5,087	133,941
Lumentum Holdings, Inc.(1)	6,035	491,068
Motorola Solutions, Inc.	2,174	446,344
NETGEAR, Inc.(1)	2,159	83,942
NetScout Systems, Inc.(1)	1,432	42,101
Plantronics, Inc.(1)	750	24,600
Ribbon Communications, Inc.(1)	2,970	22,097
Ubiquiti, Inc.	95	28,644
ViaSat, Inc.(1)	8,460	449,903
Viavi Solutions, Inc.(1)	9,301	163,046
		7,216,051
Construction and Engineering — 0.5%
AECOM(1)	831	54,023
Ameresco, Inc., Class A(1)	1,791	96,284
Arcosa, Inc.	5,017	318,579
Argan, Inc.	1,138	55,876
Comfort Systems USA, Inc.	5,074	420,635
Construction Partners, Inc., Class A(1)	2,751	88,610
Dycom Industries, Inc.(1)	4,396	329,348
EMCOR Group, Inc.	4,564	575,566
Fluor Corp.(1)	17,868	330,558
Great Lakes Dredge & Dock Corp.(1)	6,570	95,988
HC2 Holdings, Inc.(1)	1,669	6,676
IES Holdings, Inc.(1)	864	45,844
MasTec, Inc.(1)	7,187	836,064
Matrix Service Co.(1)	1,679	18,301
MYR Group, Inc.(1)	3,741	325,617
Northwest Pipe Co.(1)	308	9,751
Orion Group Holdings, Inc.(1)	8	48
Primoris Services Corp.	9,841	312,845
Quanta Services, Inc.	12,804	1,220,861
Sterling Construction Co., Inc.(1)	613	13,792
Tutor Perini Corp.(1)	2,945	45,589
Valmont Industries, Inc.	2,231	553,288
WillScot Mobile Mini Holdings Corp.(1)	3,948	114,492
		5,868,635
Construction Materials — 0.2%
Eagle Materials, Inc.	4,566	670,106
Forterra, Inc.(1)	872	20,387
Martin Marietta Materials, Inc.	2,465	896,397
Summit Materials, Inc., Class A(1)	4,242	147,707
US Concrete, Inc.(1)	1,320	75,227
Vulcan Materials Co.	4,076	747,212
		2,557,036

Consumer Finance — 1.6%
Ally Financial, Inc.	35,401	1,936,789
American Express Co.	28,220	4,518,869
Atlanticus Holdings Corp.(1)	677	26,816
Capital One Financial Corp.	23,402	3,762,574
Credit Acceptance Corp.(1)(2)	790	353,493
Discover Financial Services	20,927	2,453,900
Elevate Credit, Inc.(1)	1,123	4,099
Encore Capital Group, Inc.(1)	3,538	163,774
Enova International, Inc.(1)	7,733	292,849
EZCORP, Inc., Class A(1)	5,523	40,594
FirstCash, Inc.	5,068	404,021
Green Dot Corp., Class A(1)	7,433	301,705
LendingClub Corp.(1)	4,417	67,492
LendingTree, Inc.(1)	4	821
Navient Corp.	26,179	478,290
Nelnet, Inc., Class A	3,082	232,753
OneMain Holdings, Inc.	9,927	574,178
PRA Group, Inc.(1)	1,903	74,084
PROG Holdings, Inc.	8,173	430,881
Regional Management Corp.	1,045	48,843
Santander Consumer USA Holdings, Inc.	13,116	497,096
SLM Corp.	51,274	1,038,298
Synchrony Financial	45,180	2,141,984
Upstart Holdings, Inc.(1)(2)	1,006	149,109
World Acceptance Corp.(1)	461	74,041
		20,067,353
Containers and Packaging — 0.7%
Amcor plc	25,623	302,351
AptarGroup, Inc.	4,684	690,000
Ardagh Group SA	68	1,680
Avery Dennison Corp.	5,270	1,162,193
Ball Corp.	6,236	512,350
Berry Global Group, Inc.(1)	6,569	448,072
Crown Holdings, Inc.	4,341	448,165
Graphic Packaging Holding Co.	18,854	333,339
Greif, Inc., Class A	613	37,828
Greif, Inc., Class B	16	956
International Paper Co.	27,176	1,714,806
Myers Industries, Inc.	2,530	55,736
O-I Glass, Inc.(1)	5,433	100,130
Packaging Corp. of America	8,712	1,295,039
Sealed Air Corp.	3,171	180,303
Silgan Holdings, Inc.	1,564	65,891
Sonoco Products Co.	8,454	570,814
UFP Technologies, Inc.(1)	85	4,627
WestRock Co.	20,605	1,201,684
		9,125,964
Distributors — 0.3%
Core-Mark Holding Co., Inc.	6,525	299,237
Funko, Inc., Class A(1)	3,089	81,086
Genuine Parts Co.	9,041	1,185,456
LKQ Corp.(1)	13,329	679,246
Pool Corp.	3,139	1,370,330

Weyco Group, Inc.	41	844
		3,616,199
Diversified Consumer Services — 0.1%
2U, Inc.(1)	2,196	79,978
Adtalem Global Education, Inc.(1)	1,617	58,827
American Public Education, Inc.(1)	271	7,588
Bright Horizons Family Solutions, Inc.(1)	1,293	178,731
Chegg, Inc.(1)	834	64,143
frontdoor, Inc.(1)	4,010	215,337
Graham Holdings Co., Class B	61	40,415
Grand Canyon Education, Inc.(1)	2,982	271,183
H&R Block, Inc.	2,127	52,792
Houghton Mifflin Harcourt Co.(1)	3,378	33,577
Laureate Education, Inc., Class A(1)	6,581	96,149
OneSpaWorld Holdings Ltd.(1)	1,679	18,822
Perdoceo Education Corp.(1)	5,644	68,800
Service Corp. International	6,312	334,662
Strategic Education, Inc.	353	25,007
Stride, Inc.(1)	865	23,251
Terminix Global Holdings, Inc.(1)	623	30,739
Universal Technical Institute, Inc.(1)	863	5,221
WW International, Inc.(1)	623	24,484
		1,629,706
Diversified Financial Services — 0.7%
Alerus Financial Corp.	981	32,324
Berkshire Hathaway, Inc., Class B(1)	24,827	7,185,927
Cannae Holdings, Inc.(1)	3,555	127,447
Equitable Holdings, Inc.	45,235	1,436,211
Marlin Business Services Corp.	132	2,973
Voya Financial, Inc.	7,603	498,148
		9,283,030
Diversified Telecommunication Services — 1.0%
Alaska Communications Systems Group, Inc.(1)	600	1,992
AT&T, Inc.	138,138	4,065,401
ATN International, Inc.	811	38,336
Cogent Communications Holdings, Inc.	438	33,113
Consolidated Communications Holdings, Inc.(1)	2,677	25,057
IDT Corp., Class B(1)	2,285	65,945
Iridium Communications, Inc.(1)	12,537	479,039
Lumen Technologies, Inc.	27,494	380,517
ORBCOMM, Inc.(1)	3,086	34,532
Verizon Communications, Inc.	136,566	7,714,613
		12,838,545
Electric Utilities — 1.4%
ALLETE, Inc.	2,279	157,000
Alliant Energy Corp.	9,237	527,895
American Electric Power Co., Inc.	19,098	1,642,428
Avangrid, Inc.	851	44,831
Duke Energy Corp.	9,912	993,381
Edison International	18,482	1,032,589
Entergy Corp.	12,023	1,265,541
Evergy, Inc.	10,517	651,949
Eversource Energy	6,203	503,622
Exelon Corp.	41,629	1,878,300
FirstEnergy Corp.	18,057	684,541

Hawaiian Electric Industries, Inc.	9,026	388,569
IDACORP, Inc.	3,591	351,738
MGE Energy, Inc.	359	26,932
NextEra Energy, Inc.	19,394	1,420,029
NRG Energy, Inc.	5,837	187,660
OGE Energy Corp.	10,491	361,939
Otter Tail Corp.	3,035	145,589
PG&E Corp.(1)	37,758	382,866
Pinnacle West Capital Corp.	7,694	650,759
PNM Resources, Inc.	2,216	108,850
Portland General Electric Co.	7,852	376,425
PPL Corp.	28,341	825,006
Southern Co. (The)	26,072	1,666,522
Spark Energy, Inc., Class A	2	21
Xcel Energy, Inc.	26,239	1,859,820
		18,134,802
Electrical Equipment — 0.7%
Acuity Brands, Inc.	2,993	555,950
Allied Motion Technologies, Inc.	102	3,611
AMETEK, Inc.	5,262	710,896
Array Technologies, Inc.(1)	10,423	169,895
Atkore, Inc.(1)	7,125	550,050
AZZ, Inc.	4,536	242,631
Bloom Energy Corp., Class A(1)	1,598	38,624
Eaton Corp. plc	9,514	1,381,908
Emerson Electric Co.	11,359	1,086,943
Encore Wire Corp.	816	67,075
Generac Holdings, Inc.(1)	1,819	597,942
GrafTech International Ltd.	82	1,089
Hubbell, Inc.	1,391	265,180
LSI Industries, Inc.	1,121	10,425
nVent Electric plc	2,448	79,658
Orion Energy Systems, Inc.(1)	1,979	12,685
Plug Power, Inc.(1)	568	17,438
Powell Industries, Inc.	275	9,449
Regal Beloit Corp.	2,574	366,100
Rockwell Automation, Inc.	5,086	1,341,280
Sensata Technologies Holding plc(1)	1,786	106,142
Sunrun, Inc.(1)	6,361	284,464
Thermon Group Holdings, Inc.(1)	1	17
TPI Composites, Inc.(1)	6,642	320,808
		8,220,260
Electronic Equipment, Instruments and Components — 1.3%
Advanced Energy Industries, Inc.	4,829	492,606
Amphenol Corp., Class A	7,469	502,365
Arlo Technologies, Inc.(1)	2,485	16,674
Arrow Electronics, Inc.(1)	8,348	1,004,515
Avnet, Inc.	9,087	400,373
Badger Meter, Inc.	3,622	346,155
Bel Fuse, Inc., Class B	1,023	16,859
Belden, Inc.	515	26,059
Benchmark Electronics, Inc.	5,372	166,263
CDW Corp.	4,799	793,851
Cognex Corp.	4,229	335,740
Coherent, Inc.(1)	1,603	420,964

Corning, Inc.	52,711	2,299,781
CTS Corp.	2,160	82,620
Daktronics, Inc.(1)	2,726	18,428
ePlus, Inc.(1)	2,095	198,124
Fabrinet(1)	1,791	160,635
FARO Technologies, Inc.(1)	666	50,383
Flex Ltd.(1)	38,513	703,633
II-VI, Inc.(1)	3,583	241,387
Insight Enterprises, Inc.(1)	4,774	498,788
IPG Photonics Corp.(1)	1,671	349,673
Itron, Inc.(1)	95	9,058
Jabil, Inc.	17,472	986,294
Keysight Technologies, Inc.(1)	7,329	1,043,503
Kimball Electronics, Inc.(1)	3,614	80,881
Knowles Corp.(1)	3,643	74,827
Littelfuse, Inc.	235	61,391
Methode Electronics, Inc.	1,899	91,874
National Instruments Corp.	7,312	298,330
Novanta, Inc.(1)	598	83,104
OSI Systems, Inc.(1)	2,681	258,341
PC Connection, Inc.	305	14,881
Plexus Corp.(1)	3,737	369,253
Rogers Corp.(1)	1,880	352,218
Sanmina Corp.(1)	8,606	362,399
ScanSource, Inc.(1)	2,987	91,193
SYNNEX Corp.	6,127	775,678
TE Connectivity Ltd.	11,444	1,552,722
Trimble, Inc.(1)	3,682	286,423
TTM Technologies, Inc.(1)	5,957	90,249
Vishay Intertechnology, Inc.	15,260	367,308
Vishay Precision Group, Inc.(1)	537	17,506
Vontier Corp.(1)	2,234	78,369
Zebra Technologies Corp., Class A(1)	944	469,215
		16,940,893
Energy Equipment and Services — 0.6%
Archrock, Inc.	32,172	295,983
Aspen Aerogels, Inc.(1)	593	12,026
Baker Hughes Co.	18,646	454,963
Bristow Group, Inc.(1)	2,144	58,488
Cactus, Inc., Class A	10,003	350,505
ChampionX Corp.(1)	8,976	237,864
Core Laboratories NV	433	18,099
DMC Global, Inc.(1)	932	49,368
Dril-Quip, Inc.(1)	1,287	43,153
Exterran Corp.(1)	2,215	10,455
Frank's International NV(1)	11,701	39,315
Geospace Technologies Corp.(1)	157	1,281
Halliburton Co.	90,697	2,036,148
Helix Energy Solutions Group, Inc.(1)	10,604	55,459
Helmerich & Payne, Inc.	11,101	313,603
Liberty Oilfield Services, Inc., Class A(1)	4,616	69,055
Nabors Industries Ltd.(1)	904	84,633
National Energy Services Reunited Corp.(1)	1,433	18,385
NexTier Oilfield Solutions, Inc.(1)	12,299	52,271
NOV, Inc.(1)	51,773	834,581

Oceaneering International, Inc.(1)	21,500	306,805
Oil States International, Inc.(1)	2,207	14,191
Patterson-UTI Energy, Inc.	33,998	284,563
ProPetro Holding Corp.(1)	25,962	258,062
RPC, Inc.(1)	1,677	8,234
Schlumberger NV	21,498	673,532
SEACOR Marine Holdings, Inc.(1)	320	1,389
Select Energy Services, Inc., Class A(1)	3,771	21,419
Solaris Oilfield Infrastructure, Inc., Class A	2,207	22,048
TechnipFMC plc(1)	54,165	465,277
Tidewater, Inc.(1)	2,743	37,744
Transocean Ltd.(1)	44,557	168,426
US Silica Holdings, Inc.(1)	615	6,310
		7,303,635
Entertainment — 1.0%
Activision Blizzard, Inc.	13,708	1,333,103
Cinemark Holdings, Inc.(1)	2,094	47,450
Electronic Arts, Inc.	9,090	1,299,234
IMAX Corp.(1)	1,784	38,552
Liberty Media Corp.-Liberty Braves, Class C(1)	2,527	69,113
Liberty Media Corp.-Liberty Formula One, Class C(1)	6,799	303,575
Live Nation Entertainment, Inc.(1)	1,618	145,798
Madison Square Garden Entertainment Corp.(1)	2,983	266,173
Madison Square Garden Sports Corp.(1)	219	40,524
Marcus Corp. (The)(1)(2)	623	13,152
Netflix, Inc.(1)	8,813	4,431,265
Roku, Inc.(1)	788	273,207
Take-Two Interactive Software, Inc.(1)	4,716	875,101
Walt Disney Co. (The)(1)	17,604	3,144,955
World Wrestling Entertainment, Inc., Class A	5,930	331,131
Zynga, Inc., Class A(1)	24,661	267,325
		12,879,658
Food and Staples Retailing — 1.5%
Andersons, Inc. (The)	2,054	63,838
BJ's Wholesale Club Holdings, Inc.(1)	3,548	158,915
Casey's General Stores, Inc.	4,157	918,032
Chefs' Warehouse, Inc. (The)(1)	1,216	37,404
Costco Wholesale Corp.	15,350	5,806,444
HF Foods Group, Inc.(1)(2)	111	678
Ingles Markets, Inc., Class A	1,869	115,766
Kroger Co. (The)	63,350	2,342,683
Natural Grocers by Vitamin Cottage, Inc.	989	11,858
Performance Food Group Co.(1)	16,747	839,527
PriceSmart, Inc.	3,543	312,847
SpartanNash Co.	3,046	63,875
Sprouts Farmers Market, Inc.(1)	15,846	421,504
Sysco Corp.	17,038	1,380,078
United Natural Foods, Inc.(1)	10,355	393,076
US Foods Holding Corp.(1)	2,116	82,397
Village Super Market, Inc., Class A	991	23,893
Walgreens Boots Alliance, Inc.	30,143	1,587,330
Walmart, Inc.	33,129	4,705,312
Weis Markets, Inc.	1,511	76,880
		19,342,337

Food Products — 1.2%
Archer-Daniels-Midland Co.	18,719	1,245,375
B&G Foods, Inc.	10,846	331,888
Beyond Meat, Inc.(1)(2)	19	2,763
Bunge Ltd.	13,438	1,166,687
Cal-Maine Foods, Inc.	424	14,802
Calavo Growers, Inc.	753	53,614
Campbell Soup Co.	7,674	373,494
Conagra Brands, Inc.	2,517	95,898
Darling Ingredients, Inc.(1)	13,537	926,743
Flowers Foods, Inc.	17,098	411,891
Fresh Del Monte Produce, Inc.	1,634	54,690
Freshpet, Inc.(1)	705	124,658
General Mills, Inc.	8,785	552,225
Hain Celestial Group, Inc. (The)(1)	5,186	211,381
Hershey Co. (The)	8,343	1,443,756
Hormel Foods Corp.	8,242	400,067
Hostess Brands, Inc.(1)	6,804	106,687
Ingredion, Inc.	7,033	667,643
J&J Snack Foods Corp.	363	63,735
J.M. Smucker Co. (The)	6,459	860,920
John B Sanfilippo & Son, Inc.	680	63,451
Kellogg Co.	5,730	375,258
Kraft Heinz Co. (The)	12,563	547,621
Lamb Weston Holdings, Inc.	11,160	920,588
Lancaster Colony Corp.	729	136,082
Landec Corp.(1)	593	7,098
McCormick & Co., Inc.	2,900	258,274
Mondelez International, Inc., Class A	24,487	1,555,659
Pilgrim's Pride Corp.(1)	2,413	58,008
Post Holdings, Inc.(1)	581	67,123
Sanderson Farms, Inc.	1,248	203,112
Seaboard Corp.	9	32,985
Seneca Foods Corp., Class A(1)	279	12,901
Simply Good Foods Co. (The)(1)	3,488	120,441
Tootsie Roll Industries, Inc.	653	20,432
TreeHouse Foods, Inc.(1)	359	17,487
Tyson Foods, Inc., Class A	18,457	1,467,331
Whole Earth Brands, Inc.(1)	608	8,032
		14,980,800
Gas Utilities — 0.1%
Atmos Energy Corp.	3,761	372,978
Chesapeake Utilities Corp.	362	41,471
National Fuel Gas Co.	5,791	300,495
New Jersey Resources Corp.	1,770	75,614
Northwest Natural Holding Co.	1,053	55,683
ONE Gas, Inc.	1,913	142,174
South Jersey Industries, Inc.	56	1,493
Southwest Gas Holdings, Inc.(1)	4,429	292,358
Spire, Inc.	13	932
Star Group LP	1,182	12,352
UGI Corp.	6,883	316,962
		1,612,512
Health Care Equipment and Supplies — 2.2%
Abbott Laboratories	22,339	2,605,844

ABIOMED, Inc.(1)	1,129	321,291
Accuray, Inc.(1)	4,566	19,451
Align Technology, Inc.(1)	2,695	1,590,454
AngioDynamics, Inc.(1)	1,618	37,408
Apyx Medical Corp.(1)	320	3,133
Asensus Surgical, Inc.(1)	2,220	5,195
Atrion Corp.	38	23,598
Avanos Medical, Inc.(1)	2,767	110,957
Axogen, Inc.(1)	1,972	40,032
Baxter International, Inc.	19,803	1,626,222
Becton Dickinson and Co.	2,930	708,738
Boston Scientific Corp.(1)	19,984	850,319
Cardiovascular Systems, Inc.(1)	359	14,069
Cooper Cos., Inc. (The)	1,308	514,633
CryoLife, Inc.(1)	224	6,453
Danaher Corp.	6,362	1,629,563
DENTSPLY SIRONA, Inc.	5,677	379,905
DexCom, Inc.(1)	1,064	393,031
Edwards Lifesciences Corp.(1)	14,711	1,410,785
FONAR Corp.(1)	271	4,905
Glaukos Corp.(1)	852	62,690
Globus Medical, Inc., Class A(1)	1,907	137,418
Haemonetics Corp.(1)	3,937	222,283
Hill-Rom Holdings, Inc.	426	47,405
Hologic, Inc.(1)	6,226	392,612
ICU Medical, Inc.(1)	1,538	319,996
IDEXX Laboratories, Inc.(1)	4,662	2,601,909
Inogen, Inc.(1)	571	35,294
Insulet Corp.(1)	1,321	356,234
Integer Holdings Corp.(1)	2,633	238,207
Integra LifeSciences Holdings Corp.(1)	1,192	82,308
Intersect ENT, Inc.(1)	897	15,832
Intuitive Surgical, Inc.(1)	2,228	1,876,377
iRhythm Technologies, Inc.(1)	110	8,301
Lantheus Holdings, Inc.(1)	11,115	269,539
LENSAR, Inc.(1)	146	1,207
LivaNova plc(1)	5,962	498,065
Masimo Corp.(1)	1,612	347,547
Medtronic plc	20,178	2,554,333
Meridian Bioscience, Inc.(1)	8,925	185,283
Merit Medical Systems, Inc.(1)	5,145	310,449
Natus Medical, Inc.(1)	2,335	62,578
Neogen Corp.(1)	707	65,263
Nevro Corp.(1)	324	48,827
Novocure Ltd.(1)	359	73,236
NuVasive, Inc.(1)	6,441	439,276
OraSure Technologies, Inc.(1)	2,352	22,603
Orthofix Medical, Inc.(1)	1,659	67,521
Penumbra, Inc.(1)	396	98,648
Quidel Corp.(1)	2,295	271,062
ResMed, Inc.	3,772	776,466
Shockwave Medical, Inc.(1)	21	3,778
Sientra, Inc.(1)	6	42
STERIS plc	1,795	342,594
Stryker Corp.	4,409	1,125,485

Surgalign Holdings, Inc.(1)	4,348	8,522
Surmodics, Inc.(1)	815	43,236
Tandem Diabetes Care, Inc.(1)	115	9,820
Teleflex, Inc.	384	154,441
TransMedics Group, Inc.(1)	689	17,666
Varex Imaging Corp.(1)	889	22,305
West Pharmaceutical Services, Inc.	3,112	1,081,451
Zimmer Biomet Holdings, Inc.	4,481	754,287
		28,348,382
Health Care Providers and Services — 2.3%
Acadia Healthcare Co., Inc.(1)	1,595	102,654
AdaptHealth Corp.(1)	4,938	129,326
Addus HomeCare Corp.(1)	668	64,242
Amedisys, Inc.(1)	568	146,754
AmerisourceBergen Corp.	3,220	369,463
AMN Healthcare Services, Inc.(1)	1,315	116,640
Anthem, Inc.	11,679	4,650,811
Apollo Medical Holdings, Inc.(1)	1,850	64,528
Brookdale Senior Living, Inc.(1)	46,805	315,466
Cardinal Health, Inc.	7,908	443,401
Centene Corp.(1)	28,083	2,066,909
Chemed Corp.	705	346,395
Cigna Corp.	6,456	1,671,136
CorVel Corp.(1)	453	56,444
Cross Country Healthcare, Inc.(1)	6,762	105,825
CVS Health Corp.	11,987	1,036,156
DaVita, Inc.(1)	940	112,866
Encompass Health Corp.	1,182	101,404
Ensign Group, Inc. (The)	7,126	592,883
Fulgent Genetics, Inc.(1)(2)	3,225	238,876
Guardant Health, Inc.(1)	860	106,743
Hanger, Inc.(1)	1,519	39,236
HCA Healthcare, Inc.	4,783	1,027,341
HealthEquity, Inc.(1)	628	52,199
Henry Schein, Inc.(1)	5,189	394,571
Humana, Inc.	6,925	3,031,072
InfuSystem Holdings, Inc.(1)	1,134	20,979
Joint Corp. (The)(1)	884	62,835
Laboratory Corp. of America Holdings(1)	1,867	512,454
LHC Group, Inc.(1)	131	25,787
Magellan Health, Inc.(1)	1,562	147,125
McKesson Corp.	3,166	609,107
ModivCare, Inc.(1)	2,525	371,756
Molina Healthcare, Inc.(1)	5,602	1,408,119
National HealthCare Corp.	1,182	86,534
National Research Corp.	715	34,198
Owens & Minor, Inc.	11,313	505,804
Patterson Cos., Inc.	10,050	327,027
Pennant Group, Inc. (The)(1)	1,262	43,249
Premier, Inc., Class A	8,853	292,149
Quest Diagnostics, Inc.	2,413	317,720
R1 RCM, Inc.(1)	9,144	211,684
RadNet, Inc.(1)	2,206	58,393
Select Medical Holdings Corp.	9	361
Tenet Healthcare Corp.(1)	4,536	303,504

Tivity Health, Inc.(1)	2,602	68,172
Triple-S Management Corp., Class B(1)	1,289	32,612
UnitedHealth Group, Inc.	11,191	4,609,797
Universal Health Services, Inc., Class B	6,864	1,095,700
		28,528,407
Health Care Technology — 0.3%
Allscripts Healthcare Solutions, Inc.(1)	5,937	103,244
Cerner Corp.	21,175	1,656,944
Change Healthcare, Inc.(1)	12,799	300,009
Evolent Health, Inc., Class A(1)	12,657	245,925
HealthStream, Inc.(1)	887	23,222
NextGen Healthcare, Inc.(1)	3,134	51,460
Omnicell, Inc.(1)	996	138,444
Teladoc Health, Inc.(1)	1,835	276,314
Veeva Systems, Inc., Class A(1)	2,570	748,744
Vocera Communications, Inc.(1)	790	26,639
		3,570,945
Hotels, Restaurants and Leisure — 1.7%
Accel Entertainment, Inc.(1)	1,137	14,917
Aramark	5,217	194,855
BJ's Restaurants, Inc.(1)	2,004	110,781
Bloomin' Brands, Inc.(1)	5,827	172,188
Booking Holdings, Inc.(1)	884	2,087,610
Boyd Gaming Corp.(1)	5,046	324,912
Brinker International, Inc.(1)	634	38,959
Caesars Entertainment, Inc.(1)	5,249	564,005
Carnival Corp.(1)	16,695	493,504
Carrols Restaurant Group, Inc.(1)	62	366
Century Casinos, Inc.(1)	4	56
Cheesecake Factory, Inc. (The)(1)	6,894	405,505
Chipotle Mexican Grill, Inc.(1)	679	931,574
Choice Hotels International, Inc.(1)	295	35,668
Churchill Downs, Inc.	1,513	301,889
Chuy's Holdings, Inc.(1)	1,418	58,776
Cracker Barrel Old Country Store, Inc.	2,716	428,368
Darden Restaurants, Inc.	9,702	1,389,617
Dave & Buster's Entertainment, Inc.(1)	623	26,340
Denny's Corp.(1)	1,151	20,235
Dine Brands Global, Inc.(1)	32	3,038
Domino's Pizza, Inc.	743	317,164
Expedia Group, Inc.(1)	1,224	216,587
Extended Stay America, Inc.	17,439	343,723
Fiesta Restaurant Group, Inc.(1)	492	6,686
GAN Ltd.(1)(2)	149	2,578
Golden Entertainment, Inc.(1)	1,525	65,026
Hilton Grand Vacations, Inc.(1)	12,464	569,979
Hilton Worldwide Holdings, Inc.(1)	3,813	477,655
Hyatt Hotels Corp., Class A(1)	2,140	167,091
J Alexander's Holdings, Inc.(1)	14	168
Jack in the Box, Inc.	263	29,877
Las Vegas Sands Corp.(1)	7,457	430,642
Lindblad Expeditions Holdings, Inc.(1)	902	15,352
Marriott International, Inc., Class A(1)	7,512	1,078,573
Marriott Vacations Worldwide Corp.(1)	359	61,852
McDonald's Corp.	8,817	2,062,208

MGM Resorts International	14,627	627,060
Monarch Casino & Resort, Inc.(1)	1,622	115,746
Noodles & Co.(1)	6,097	78,529
Norwegian Cruise Line Holdings Ltd.(1)(2)	14,888	474,927
Papa John's International, Inc.	352	33,070
Penn National Gaming, Inc.(1)	9,670	792,650
Planet Fitness, Inc., Class A(1)	623	49,074
Playa Hotels & Resorts NV(1)	3,791	27,712
RCI Hospitality Holdings, Inc.	272	21,080
Red Robin Gourmet Burgers, Inc.(1)	318	11,403
Red Rock Resorts, Inc., Class A(1)	10,205	456,674
Royal Caribbean Cruises Ltd.(1)	6,036	562,978
Ruth's Hospitality Group, Inc.(1)	1,648	39,783
Scientific Games Corp., Class A(1)	1,314	95,318
SeaWorld Entertainment, Inc.(1)	6,966	379,159
Six Flags Entertainment Corp.(1)	1,091	49,564
Starbucks Corp.	16,377	1,865,013
Texas Roadhouse, Inc.	5,773	581,399
Travel & Leisure Co.	3,564	232,195
Vail Resorts, Inc.(1)	842	275,233
Wendy's Co. (The)	13,480	313,006
Wingstop, Inc.	350	49,938
Wyndham Hotels & Resorts, Inc.	359	26,947
Wynn Resorts Ltd.(1)	6,702	883,793
Yum! Brands, Inc.	4,375	524,869
		22,015,444
Household Durables — 1.3%
Beazer Homes USA, Inc.(1)	3,612	86,002
Cavco Industries, Inc.(1)	1,176	260,213
Century Communities, Inc.(1)	5,279	429,605
D.R. Horton, Inc.	16,116	1,535,694
Ethan Allen Interiors, Inc.	2,011	58,058
Garmin Ltd.	5,108	726,562
GoPro, Inc., Class A(1)	14,746	165,450
Green Brick Partners, Inc.(1)	819	19,115
Helen of Troy Ltd.(1)	1,775	373,602
Hooker Furniture Corp.	186	6,668
Installed Building Products, Inc.	1,639	194,385
iRobot Corp.(1)	2,885	281,864
KB Home	7,865	368,161
La-Z-Boy, Inc.	7,365	303,659
Legacy Housing Corp.(1)	63	1,199
Leggett & Platt, Inc.	1,205	66,311
Lennar Corp., Class A	15,031	1,488,219
LGI Homes, Inc.(1)	756	136,692
Lifetime Brands, Inc.	86	1,290
Lovesac Co. (The)(1)	1,591	132,085
M.D.C. Holdings, Inc.	2,186	126,679
M/I Homes, Inc.(1)	5,367	378,481
Meritage Homes Corp.(1)	4,562	491,191
Mohawk Industries, Inc.(1)	6,494	1,368,156
Newell Brands, Inc.	36,471	1,046,353
NVR, Inc.(1)	67	327,444
PulteGroup, Inc.	23,801	1,375,460
Purple Innovation, Inc.(1)	9,836	280,523

Skyline Champion Corp.(1)	2,458	124,498
Sonos, Inc.(1)	15,421	570,577
Taylor Morrison Home Corp.(1)	11,855	351,145
Tempur Sealy International, Inc.	10,538	405,713
Toll Brothers, Inc.	12,799	835,007
TopBuild Corp.(1)	95	18,815
Tri Pointe Homes, Inc.(1)	16,905	407,749
Universal Electronics, Inc.(1)	924	46,255
Whirlpool Corp.	5,801	1,375,359
		16,164,239
Household Products — 0.7%
Central Garden & Pet Co.(1)	35	1,923
Central Garden & Pet Co., Class A(1)	6,497	327,774
Church & Dwight Co., Inc.	6,248	535,641
Clorox Co. (The)	4,870	860,675
Colgate-Palmolive Co.	18,688	1,565,681
Energizer Holdings, Inc.	1,736	79,925
Kimberly-Clark Corp.	5,790	756,348
Procter & Gamble Co. (The)	35,310	4,761,553
Reynolds Consumer Products, Inc.	433	13,051
Spectrum Brands Holdings, Inc.	753	66,934
WD-40 Co.	624	152,755
		9,122,260
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The)	63,532	1,614,348
Clearway Energy, Inc., Class A	1,679	42,193
Clearway Energy, Inc., Class C	2,204	59,133
NextEra Energy Partners LP	4,578	312,998
Ormat Technologies, Inc.	3,739	258,178
Sunnova Energy International, Inc.(1)	2,986	87,191
Vistra Corp.	47,174	762,804
		3,136,845
Industrial Conglomerates — 0.6%
3M Co.	8,723	1,771,118
Carlisle Cos., Inc.	3,632	698,506
General Electric Co.	103,097	1,449,544
Honeywell International, Inc.	12,231	2,824,260
Raven Industries, Inc.	673	29,700
Roper Technologies, Inc.	840	378,008
		7,151,136
Insurance — 3.3%
Aflac, Inc.	31,830	1,804,124
Alleghany Corp.(1)	592	424,209
Allstate Corp. (The)	18,206	2,487,122
Ambac Financial Group, Inc.(1)	1,415	21,352
American Equity Investment Life Holding Co.	11,472	349,896
American Financial Group, Inc.	5,382	716,129
American International Group, Inc.	39,704	2,097,959
American National Group, Inc.	279	41,856
AMERISAFE, Inc.	1,550	101,572
Aon plc, Class A	5,144	1,303,335
Arch Capital Group Ltd.(1)	18,380	733,178
Argo Group International Holdings Ltd.	2,755	147,778
Arthur J. Gallagher & Co.	2,974	436,018
Assurant, Inc.	3,698	595,933

Assured Guaranty Ltd.	5,974	284,542
Athene Holding Ltd., Class A(1)	10,413	652,166
Axis Capital Holdings Ltd.	9,053	485,603
Brighthouse Financial, Inc.(1)	7,825	380,765
Brown & Brown, Inc.	1,242	65,230
Chubb Ltd.	10,417	1,770,786
Cincinnati Financial Corp.	6,213	756,184
Citizens, Inc.(1)(2)	1,152	6,013
CNA Financial Corp.	359	17,164
CNO Financial Group, Inc.	14,209	377,391
Crawford & Co., Class A	1,312	12,687
eHealth, Inc.(1)	1,199	78,235
Employers Holdings, Inc.	1,505	63,511
Enstar Group Ltd.(1)	506	128,468
Erie Indemnity Co., Class A	1,253	252,016
Everest Re Group Ltd.	1,635	425,035
Fidelity National Financial, Inc.	27,223	1,279,209
First American Financial Corp.	11,971	769,855
Genworth Financial, Inc., Class A(1)	74,148	311,422
Globe Life, Inc.	7,299	769,461
Goosehead Insurance, Inc., Class A	197	17,704
Greenlight Capital Re Ltd., A Shares(1)	856	7,918
Hallmark Financial Services, Inc.(1)	320	1,408
Hanover Insurance Group, Inc. (The)	2,366	330,033
Hartford Financial Services Group, Inc. (The)	32,878	2,148,577
HCI Group, Inc.(2)	444	35,769
Heritage Insurance Holdings, Inc.	823	6,856
Horace Mann Educators Corp.	7,629	304,168
James River Group Holdings Ltd.	1,650	57,618
Kemper Corp.	5,004	374,649
Kinsale Capital Group, Inc.	652	108,532
Lincoln National Corp.	9,697	676,754
Loews Corp.	10,950	639,261
Markel Corp.(1)	300	367,647
Marsh & McLennan Cos., Inc.	6,282	869,115
MBIA, Inc.(1)	2,999	29,960
Mercury General Corp.	2,829	179,924
MetLife, Inc.	28,794	1,881,976
National Western Life Group, Inc., Class A	184	45,084
Old Republic International Corp.	21,451	563,303
Palomar Holdings, Inc.(1)	273	19,929
Primerica, Inc.	4,299	697,341
Principal Financial Group, Inc.	16,757	1,095,740
ProAssurance Corp.	3,055	74,389
Progressive Corp. (The)	31,236	3,094,863
Prudential Financial, Inc.	16,099	1,722,110
Reinsurance Group of America, Inc.	3,492	440,097
RenaissanceRe Holdings Ltd.	1,991	306,853
RLI Corp.	1,392	146,828
Safety Insurance Group, Inc.	2,068	176,007
Selective Insurance Group, Inc.	4,075	306,725
SiriusPoint Ltd.(1)	4,261	44,826
State Auto Financial Corp.	630	11,907
Stewart Information Services Corp.	4,976	300,302
Tiptree, Inc.	3,002	32,332

Travelers Cos., Inc. (The)	16,312	2,605,026
Trupanion, Inc.(1)	231	20,829
United Fire Group, Inc.	593	18,175
Universal Insurance Holdings, Inc.	1,959	27,622
Unum Group	14,306	443,057
Watford Holdings Ltd.(1)	1,653	57,756
White Mountains Insurance Group Ltd.	284	338,914
Willis Towers Watson plc	1,263	330,098
WR Berkley Corp.	6,184	482,290
		41,586,476
Interactive Media and Services — 3.9%
Alphabet, Inc., Class A(1)	6,028	14,207,092
Alphabet, Inc., Class C(1)	5,797	13,979,813
Cargurus, Inc.(1)	6,960	196,411
Cars.com, Inc.(1)	5,488	80,180
Eventbrite, Inc., Class A(1)	1,932	39,220
Facebook, Inc., Class A(1)	50,856	16,717,893
IAC/InterActiveCorp(1)	1,870	298,209
Match Group, Inc.(1)	3,738	535,955
QuinStreet, Inc.(1)	915	16,571
Snap, Inc., Class A(1)	13,401	832,470
TripAdvisor, Inc.(1)	1,254	54,486
TrueCar, Inc.(1)	1,466	8,664
Twitter, Inc.(1)	18,196	1,055,368
Vimeo, Inc.(1)	2,987	125,464
Yelp, Inc.(1)	2,985	119,728
Zillow Group, Inc., Class A(1)	2,242	265,206
Zillow Group, Inc., Class C(1)	2,629	308,434
		48,841,164
Internet and Direct Marketing Retail — 2.9%
1-800-Flowers.com, Inc., Class A(1)	3,292	100,307
Amazon.com, Inc.(1)	10,253	33,046,137
CarParts.com, Inc.(1)	1,162	18,987
eBay, Inc.	19,486	1,186,308
Etsy, Inc.(1)	2,508	413,143
Grubhub, Inc.(1)	520	31,257
Liquidity Services, Inc.(1)	3,598	86,028
MercadoLibre, Inc.(1)	505	686,129
PetMed Express, Inc.	1,769	51,124
Quotient Technology, Inc.(1)	1,374	16,158
Revolve Group, Inc.(1)	5,222	289,508
Shutterstock, Inc.	3,105	281,779
Stamps.com, Inc.(1)	1,449	271,948
Wayfair, Inc., Class A(1)	1,221	374,285
		36,853,098
IT Services — 4.0%
Accenture plc, Class A	19,048	5,374,584
Akamai Technologies, Inc.(1)	7,698	879,189
Alliance Data Systems Corp.	7,036	851,708
Amdocs Ltd.	7,688	600,433
Automatic Data Processing, Inc.	12,370	2,424,767
Black Knight, Inc.(1)	2,060	151,183
BM Technologies, Inc.(1)	222	2,853
Broadridge Financial Solutions, Inc.	4,999	797,241
Cardtronics plc, Class A(1)	887	34,531

Cass Information Systems, Inc.	681	31,074
Cognizant Technology Solutions Corp., Class A	25,684	1,837,947
Computer Task Group, Inc.(1)	1,511	15,367
Concentrix Corp.(1)	4,012	612,713
CSG Systems International, Inc.	6,866	302,379
DXC Technology Co.(1)	30,521	1,157,356
EPAM Systems, Inc.(1)	1,870	893,112
Euronet Worldwide, Inc.(1)	3,090	462,388
EVERTEC, Inc.	1,587	69,082
Evo Payments, Inc., Class A(1)	655	18,759
ExlService Holdings, Inc.(1)	1,259	128,393
Fidelity National Information Services, Inc.	7,060	1,051,799
Fiserv, Inc.(1)	5,696	656,179
FleetCor Technologies, Inc.(1)	1,615	443,221
Gartner, Inc.(1)	2,520	584,237
Genpact Ltd.	2,633	120,433
Global Payments, Inc.	3,958	766,704
GoDaddy, Inc., Class A(1)	3,055	247,333
Hackett Group, Inc. (The)	732	13,037
International Business Machines Corp.	16,218	2,331,175
International Money Express, Inc.(1)	112	1,710
Jack Henry & Associates, Inc.	2,619	403,719
LiveRamp Holdings, Inc.(1)	1,189	59,735
Mastercard, Inc., Class A	17,222	6,209,909
MAXIMUS, Inc.	3,799	352,053
MongoDB, Inc.(1)	445	129,913
Okta, Inc.(1)	967	215,099
Paychex, Inc.	12,252	1,239,167
PayPal Holdings, Inc.(1)	35,410	9,207,308
Perficient, Inc.(1)	190	13,602
Sabre Corp.(1)	3,404	47,145
Shift4 Payments, Inc., Class A(1)	302	28,174
Square, Inc., Class A(1)	6,322	1,406,771
Switch, Inc., Class A	1,943	36,664
Sykes Enterprises, Inc.(1)	6,730	282,122
TTEC Holdings, Inc.	1,922	208,364
Tucows, Inc., Class A(1)(2)	85	6,638
Twilio, Inc., Class A(1)	1,667	560,112
Unisys Corp.(1)	1,184	30,441
VeriSign, Inc.(1)	1,591	349,893
Visa, Inc., Class A	26,252	5,967,080
Western Union Co. (The)	18,821	460,550
WEX, Inc.(1)	696	136,353
		50,211,699
Leisure Products — 0.4%
Acushnet Holdings Corp.	2,328	123,850
American Outdoor Brands, Inc.(1)	141	4,516
Brunswick Corp.	9,324	953,193
Callaway Golf Co.(1)	2,653	97,949
Clarus Corp.	304	7,202
Hasbro, Inc.	4,203	403,362
Johnson Outdoors, Inc., Class A	523	63,905
Malibu Boats, Inc., Class A(1)	3,768	295,487
Marine Products Corp.	2	32
MasterCraft Boat Holdings, Inc.(1)	2,140	59,406

Mattel, Inc.(1)	4,681	99,284
Nautilus, Inc.(1)(2)	2,801	50,446
Peloton Interactive, Inc., Class A(1)	5,346	589,717
Polaris, Inc.	7,451	977,720
Smith & Wesson Brands, Inc.	4,911	104,408
Sturm Ruger & Co., Inc.	3,160	249,450
Vista Outdoor, Inc.(1)	10,420	454,208
YETI Holdings, Inc.(1)	9,112	798,211
		5,332,346
Life Sciences Tools and Services — 0.8%
Adaptive Biotechnologies Corp.(1)	1,563	59,097
Agilent Technologies, Inc.	5,255	725,873
Bio-Rad Laboratories, Inc., Class A(1)	636	383,107
Bio-Techne Corp.	735	304,165
Bruker Corp.	6,997	485,872
Charles River Laboratories International, Inc.(1)	1,232	416,404
Illumina, Inc.(1)	2,955	1,198,666
IQVIA Holdings, Inc.(1)	1,679	403,229
Luminex Corp.	1,584	58,434
Medpace Holdings, Inc.(1)	107	17,875
Mettler-Toledo International, Inc.(1)	1,086	1,412,832
NeoGenomics, Inc.(1)	920	37,748
PerkinElmer, Inc.	692	100,388
PRA Health Sciences, Inc.(1)	598	102,210
Repligen Corp.(1)	1,487	271,541
Syneos Health, Inc.(1)	359	31,556
Thermo Fisher Scientific, Inc.	4,528	2,125,896
Waters Corp.(1)	4,205	1,355,061
		9,489,954
Machinery — 3.0%
AGCO Corp.	5,863	811,263
Alamo Group, Inc.	1,406	216,777
Albany International Corp., Class A	3,903	348,733
Allison Transmission Holdings, Inc.	2,787	117,918
Altra Industrial Motion Corp.	2,116	139,000
Astec Industries, Inc.	4,443	304,479
Barnes Group, Inc.	1,900	101,498
Caterpillar, Inc.	24,776	5,972,998
CIRCOR International, Inc.(1)	1,294	48,693
Colfax Corp.(1)	3,451	152,534
Columbus McKinnon Corp.	2,152	109,106
Commercial Vehicle Group, Inc.(1)	1,612	18,586
Crane Co.	673	64,265
Cummins, Inc.	10,013	2,576,145
Deere & Co.	15,964	5,764,600
Donaldson Co., Inc.	11,077	682,232
Douglas Dynamics, Inc.	2,123	93,094
Dover Corp.	2,459	370,080
Energy Recovery, Inc.(1)	2,481	47,164
Enerpac Tool Group Corp.	1,536	42,086
EnPro Industries, Inc.	3,611	332,176
ESCO Technologies, Inc.	694	65,680
Federal Signal Corp.	5,792	246,044
Flowserve Corp.	8,357	354,253
Fortive Corp.	887	64,325

Franklin Electric Co., Inc.	3,708	311,064
Gorman-Rupp Co. (The)	1,072	38,571
Graco, Inc.	13,689	1,036,531
Greenbrier Cos., Inc. (The)	6,807	302,299
Helios Technologies, Inc.	671	47,675
Hyster-Yale Materials Handling, Inc.	921	69,618
IDEX Corp.	1,327	295,470
Illinois Tool Works, Inc.	8,609	1,995,222
Ingersoll Rand, Inc.(1)	8,013	397,765
ITT, Inc.	5,708	535,981
John Bean Technologies Corp.	639	92,035
Kennametal, Inc.	9,057	339,728
Lincoln Electric Holdings, Inc.	5,569	716,062
Lindsay Corp.	342	56,304
Lydall, Inc.(1)	1,817	66,103
Manitowoc Co., Inc. (The)(1)	63	1,627
Mayville Engineering Co., Inc.(1)	3	58
Meritor, Inc.(1)	2,387	62,062
Middleby Corp. (The)(1)	561	92,161
Miller Industries, Inc.	912	38,167
Mueller Industries, Inc.	7,381	342,700
Mueller Water Products, Inc., Class A	21,871	316,473
Navistar International Corp.(1)	513	22,690
Nordson Corp.	459	101,756
Oshkosh Corp.	6,220	817,557
Otis Worldwide Corp.	3,510	274,938
PACCAR, Inc.	22,693	2,077,771
Park-Ohio Holdings Corp.	550	20,290
Parker-Hannifin Corp.	2,459	757,741
Pentair plc	1,485	102,420
Proto Labs, Inc.(1)	1,532	136,946
RBC Bearings, Inc.(1)	1,428	279,588
REV Group, Inc.(1)	828	15,500
Rexnord Corp.	1,076	53,768
Shyft Group, Inc. (The)	7,637	297,690
Snap-on, Inc.	4,308	1,096,903
SPX Corp.(1)	766	47,975
SPX FLOW, Inc.	5,015	344,179
Standex International Corp.	661	65,862
Stanley Black & Decker, Inc.	1,874	406,283
Tennant Co.	1,353	111,947
Terex Corp.	9,200	481,804
Timken Co. (The)	6,576	581,647
Titan International, Inc.(1)	5,036	46,784
Toro Co. (The)	9,561	1,062,132
TriMas Corp.(1)	8,461	274,306
Trinity Industries, Inc.	11,215	311,553
Wabash National Corp.	5,383	85,859
Watts Water Technologies, Inc., Class A	2,678	363,940
Welbilt, Inc.(1)	4,037	99,754
Westinghouse Air Brake Technologies Corp.	7,529	623,100
Woodward, Inc.	3,121	396,929
Xylem, Inc.	3,140	370,897
		37,927,914

Marine†
Costamare, Inc.	6,039	64,799
Eneti, Inc.(2)	127	2,554
Genco Shipping & Trading Ltd.	6	95
Kirby Corp.(1)	1,365	89,175
Matson, Inc.	6,128	396,175
		552,798
Media — 1.2%
Altice USA, Inc., Class A(1)	12,749	459,729
AMC Networks, Inc., Class A(1)	4,853	260,509
Boston Omaha Corp., Class A(1)	566	17,354
Cable One, Inc.	275	499,279
Charter Communications, Inc., Class A(1)	1,718	1,193,203
Comcast Corp., Class A	95,896	5,498,677
Discovery, Inc., Class A(1)(2)	887	28,482
Discovery, Inc., Class C(1)	6,758	203,078
DISH Network Corp., Class A(1)	16,487	717,514
Entercom Communications Corp.(1)	12,416	54,010
Entravision Communications Corp., Class A	7,224	33,736
Fox Corp., Class A	31,467	1,175,292
Fox Corp., Class B	14,565	528,418
Gannett Co., Inc.(1)	4,740	24,316
Gray Television, Inc.	14,934	347,365
Interpublic Group of Cos., Inc. (The)	2,926	98,577
John Wiley & Sons, Inc., Class A	3	190
Liberty Broadband Corp., Class A(1)	95	15,396
Liberty Broadband Corp., Class C(1)	6,339	1,054,112
Liberty Media Corp.-Liberty SiriusXM, Class C(1)	6,984	303,874
Liberty Media Corp.-Liberty SiriusXM, Class A(1)	2,909	127,007
Magnite, Inc.(1)	1,187	35,254
Meredith Corp.(1)	1,190	40,079
New York Times Co. (The), Class A	9,342	400,024
News Corp., Class A	20,696	558,585
News Corp., Class B	9,957	255,795
Nexstar Media Group, Inc., Class A	568	86,285
Omnicom Group, Inc.	5,660	465,478
Scholastic Corp.	670	22,566
Sinclair Broadcast Group, Inc., Class A	838	28,232
Sirius XM Holdings, Inc.(2)	8,241	51,506
TechTarget, Inc.(1)	461	32,413
TEGNA, Inc.	24	465
ViacomCBS, Inc., Class B	12,681	537,928
		15,154,728
Metals and Mining — 1.2%
Alcoa Corp.(1)	25,550	1,013,569
Allegheny Technologies, Inc.(1)	17,976	440,232
Alpha Metallurgical Resources, Inc.(1)	21	417
Arconic Corp.(1)	12,637	457,080
Carpenter Technology Corp.	6,018	288,383
Century Aluminum Co.(1)	4,157	56,577
Cleveland-Cliffs, Inc.(1)(2)	34,069	685,468
Coeur Mining, Inc.(1)	34,226	355,950
Commercial Metals Co.	16,629	523,315
Compass Minerals International, Inc.	4,438	310,216
Fortitude Gold Corp.	744	6,287

Freeport-McMoRan, Inc.	49,731	2,124,508
Gold Resource Corp.	2,604	7,239
Haynes International, Inc.	333	11,588
Hecla Mining Co.	18,701	168,309
Kaiser Aluminum Corp.	2,760	357,116
Materion Corp.	1,049	82,714
Newmont Corp.	26,154	1,921,796
Nucor Corp.	19,650	2,014,911
Olympic Steel, Inc.	157	5,613
Reliance Steel & Aluminum Co.	6,325	1,063,043
Royal Gold, Inc.	3,108	384,677
Ryerson Holding Corp.(1)	312	5,167
Schnitzer Steel Industries, Inc., Class A	1,714	93,379
Steel Dynamics, Inc.	21,880	1,365,968
SunCoke Energy, Inc.	5,564	41,897
United States Steel Corp.	17,990	466,481
Warrior Met Coal, Inc.	13,282	243,061
Worthington Industries, Inc.	4,709	312,536
		14,807,497
Multi-Utilities — 0.6%
Ameren Corp.	14,586	1,228,141
Avista Corp.	5,703	258,517
Black Hills Corp.	363	23,882
CenterPoint Energy, Inc.	15,558	393,617
CMS Energy Corp.	10,947	686,815
Consolidated Edison, Inc.	11,413	881,540
Dominion Energy, Inc.	6,061	461,484
DTE Energy Co.	4,638	639,998
MDU Resources Group, Inc.	9,485	319,265
NiSource, Inc.	18,539	472,744
NorthWestern Corp.	972	61,576
Public Service Enterprise Group, Inc.	19,339	1,201,339
Sempra Energy	6,912	936,507
Unitil Corp.	963	52,821
WEC Energy Group, Inc.	3,480	326,807
		7,945,053
Multiline Retail — 1.0%
Big Lots, Inc.	5,509	335,718
Dillard's, Inc., Class A	359	47,356
Dollar General Corp.	9,604	1,949,228
Dollar Tree, Inc.(1)	15,831	1,543,522
Kohl's Corp.	18,991	1,053,811
Macy's, Inc.(1)	44,299	809,786
Nordstrom, Inc.(1)	10,567	354,417
Ollie's Bargain Outlet Holdings, Inc.(1)	737	63,706
Target Corp.	26,535	6,021,322
		12,178,866
Oil, Gas and Consumable Fuels — 4.1%
Alto Ingredients, Inc.(1)	4,759	31,743
Antero Midstream Corp.	38,717	371,683
Antero Resources Corp.(1)	33,212	428,767
APA Corp.	37,845	787,176
Arch Resources, Inc.(1)	471	26,880
Berry Corp.	10,832	68,892
Bonanza Creek Energy, Inc.(1)	1,153	49,533

Brigham Minerals, Inc., Class A	848	15,383
Cabot Oil & Gas Corp.	40,939	671,400
Callon Petroleum Co.(1)	7,495	288,333
Centennial Resource Development, Inc., Class A(1)	13,518	71,510
Cheniere Energy, Inc.(1)	4,653	395,040
Chevron Corp.	55,844	5,796,049
Cimarex Energy Co.	14,492	981,833
Clean Energy Fuels Corp.(1)	13,852	109,708
CNX Resources Corp.(1)	15,581	212,213
Comstock Resources, Inc.(1)	4,475	25,194
ConocoPhillips	64,402	3,589,767
CONSOL Energy, Inc.(1)	3,432	52,647
Continental Resources, Inc.	5,667	184,574
CVR Energy, Inc.	1,829	37,952
Delek US Holdings, Inc.	13,559	302,230
Devon Energy Corp.	79,304	2,106,314
DHT Holdings, Inc.	18,752	120,013
Diamond S Shipping, Inc.(1)	2,735	29,237
Diamondback Energy, Inc.	18,426	1,475,370
Dorian LPG Ltd.(1)	1,331	18,913
EnLink Midstream LLC(1)	64,094	312,779
EOG Resources, Inc.	31,639	2,541,877
EQT Corp.(1)	28,340	591,739
Equitrans Midstream Corp.	51,303	422,737
Evolution Petroleum Corp.	477	1,760
Exxon Mobil Corp.	130,264	7,603,510
GasLog Ltd.	6	35
Goodrich Petroleum Corp.(1)	68	753
Green Plains, Inc.(1)	9,389	299,415
Hess Corp.	17,222	1,443,548
HollyFrontier Corp.	9,491	308,173
International Seaways, Inc.	2,183	43,747
Kinder Morgan, Inc.	44,859	822,714
Kosmos Energy Ltd.(1)	86,805	276,040
Magnolia Oil & Gas Corp., Class A(1)	12,769	164,975
Marathon Oil Corp.	78,645	952,391
Marathon Petroleum Corp.	18,191	1,124,204
Matador Resources Co.	17,969	550,570
Murphy Oil Corp.	21,408	464,339
NextDecade Corp.(1)	329	635
Nordic American Tankers Ltd.	10,910	37,967
Occidental Petroleum Corp.	90,374	2,346,109
ONEOK, Inc.	28,974	1,528,089
Overseas Shipholding Group, Inc., Class A(1)	2,165	5,001
Ovintiv, Inc.	30,968	824,678
Par Pacific Holdings, Inc.(1)	5,396	75,112
PBF Energy, Inc., Class A(1)	5,070	81,830
PDC Energy, Inc.(1)	15,553	656,648
Penn Virginia Corp.(1)	623	12,011
Phillips 66	12,757	1,074,395
PHX Minerals, Inc.	281	804
Pioneer Natural Resources Co.	13,148	2,000,994
Plains GP Holdings LP, Class A(1)	10,266	112,002
Range Resources Corp.(1)	36,924	500,689
Rattler Midstream LP	2,616	27,573

Renewable Energy Group, Inc.(1)	6,804	415,520
REX American Resources Corp.(1)	312	29,961
Scorpio Tankers, Inc.	4,499	100,688
SFL Corp. Ltd.	7,623	66,015
SM Energy Co.	19,336	384,786
Southwestern Energy Co.(1)	109,136	564,233
Talos Energy, Inc.(1)	1,767	25,056
Targa Resources Corp.	30,223	1,174,466
Teekay Corp.(1)	317	1,141
Teekay Tankers Ltd., Class A(1)	6	90
Valero Energy Corp.	23,908	1,922,203
Whiting Petroleum Corp.(1)	5,896	269,978
Williams Cos., Inc. (The)	52,013	1,370,022
World Fuel Services Corp.	9,483	291,413
		52,073,769
Paper and Forest Products — 0.1%
Clearwater Paper Corp.(1)	1,341	38,259
Domtar Corp.(1)	8,660	469,632
Glatfelter Corp.	2,820	41,623
Louisiana-Pacific Corp.	13,643	916,946
Mercer International, Inc.	2,253	33,434
Neenah, Inc.	1,420	75,161
Schweitzer-Mauduit International, Inc.	2,769	113,280
Verso Corp., Class A	1,888	32,115
		1,720,450
Personal Products — 0.3%
Coty, Inc., Class A(1)	3,823	34,063
Edgewell Personal Care Co.	7,886	357,867
Estee Lauder Cos., Inc. (The), Class A	7,484	2,293,996
Herbalife Nutrition Ltd.(1)	1,285	67,552
Inter Parfums, Inc.	664	50,783
Lifevantage Corp.(1)	866	6,902
Medifast, Inc.	1,670	554,857
Nature's Sunshine Products, Inc.	2	41
Nu Skin Enterprises, Inc., Class A	7,259	436,701
USANA Health Sciences, Inc.(1)	1,546	163,474
		3,966,236
Pharmaceuticals — 2.9%
Aclaris Therapeutics, Inc.(1)	1,322	29,401
Amneal Pharmaceuticals, Inc.(1)	2,725	15,423
Amphastar Pharmaceuticals, Inc.(1)	606	11,465
ANI Pharmaceuticals, Inc.(1)	281	9,652
Antares Pharma, Inc.(1)	5,956	23,645
Arvinas, Inc.(1)	1,491	108,455
Athira Pharma, Inc.(1)(2)	1,640	32,702
Bristol-Myers Squibb Co.	74,778	4,914,410
Catalent, Inc.(1)	8,268	866,734
Collegium Pharmaceutical, Inc.(1)	3,267	78,049
Corcept Therapeutics, Inc.(1)	14,206	306,850
Durect Corp.(1)	3	5
Elanco Animal Health, Inc.(1)	20,330	731,473
Eli Lilly & Co.	22,423	4,478,770
Endo International plc(1)	3,609	21,185
Innoviva, Inc.(1)	5,972	80,323
Intra-Cellular Therapies, Inc.(1)	7,173	282,688

Jazz Pharmaceuticals plc(1)	4,555	811,382
Johnson & Johnson	76,408	12,932,054
Lannett Co., Inc.(1)	3,603	15,493
Merck & Co., Inc.	56,439	4,283,156
Nektar Therapeutics(1)	3,725	67,311
NGM Biopharmaceuticals, Inc.(1)	548	8,253
Omeros Corp.(1)(2)	1,879	28,542
Perrigo Co. plc	3,905	180,177
Pfizer, Inc.	80,727	3,126,557
Phibro Animal Health Corp., Class A	1,151	32,447
Pliant Therapeutics, Inc.(1)	1,175	35,320
Prestige Consumer Healthcare, Inc.(1)	7,106	354,376
Revance Therapeutics, Inc.(1)	818	24,221
SIGA Technologies, Inc.(1)	4,063	28,644
Strongbridge Biopharma plc(1)	1,361	3,430
Supernus Pharmaceuticals, Inc.(1)	8,521	254,352
Theravance Biopharma, Inc.(1)	306	5,288
Verrica Pharmaceuticals, Inc.(1)(2)	2	23
Viatris, Inc.	23,798	362,681
Zoetis, Inc.	14,104	2,491,895
Zogenix, Inc.(1)	981	17,217
		37,054,049
Professional Services — 0.6%
Acacia Research Corp.(1)	1,942	10,390
ASGN, Inc.(1)	448	46,184
Barrett Business Services, Inc.	276	20,554
BGSF, Inc.	7	83
Booz Allen Hamilton Holding Corp.	5,367	455,819
CACI International, Inc., Class A(1)	168	42,833
CoreLogic, Inc.	748	59,466
CoStar Group, Inc.(1)	533	455,182
CRA International, Inc.	544	44,532
Equifax, Inc.	3,129	735,440
Exponent, Inc.	3,318	302,701
Franklin Covey Co.(1)	476	14,756
FTI Consulting, Inc.(1)	706	97,110
Heidrick & Struggles International, Inc.	2,548	109,666
IHS Markit Ltd.	3,729	392,701
Insperity, Inc.	3,432	316,396
Jacobs Engineering Group, Inc.	2,821	400,808
KBR, Inc.	9,239	376,397
Kelly Services, Inc., Class A(1)	1,273	32,678
Kforce, Inc.	2,594	162,670
Korn Ferry	7,243	473,765
Leidos Holdings, Inc.	2,733	280,816
ManpowerGroup, Inc.	5,629	681,053
ManTech International Corp., Class A	336	29,235
Nielsen Holdings plc	3,879	105,548
Resources Connection, Inc.	2,132	31,084
Robert Half International, Inc.	11,429	1,014,781
Science Applications International Corp.	784	70,450
TransUnion	3,598	384,986
TriNet Group, Inc.(1)	3,341	251,711
TrueBlue, Inc.(1)	4,130	112,047
Verisk Analytics, Inc.	3,418	590,733
		8,102,575

Real Estate Management and Development — 0.4%
CBRE Group, Inc., Class A(1)	23,625	2,073,803
Cushman & Wakefield plc(1)	1,415	26,899
eXp World Holdings, Inc.(1)	792	25,550
Forestar Group, Inc.(1)	314	7,225
FRP Holdings, Inc.(1)	270	15,479
Howard Hughes Corp. (The)(1)	3,000	317,490
Jones Lang LaSalle, Inc.(1)	5,363	1,084,667
Kennedy-Wilson Holdings, Inc.	2,474	49,084
Marcus & Millichap, Inc.(1)	1,231	48,378
Newmark Group, Inc., Class A	9,346	120,563
RE/MAX Holdings, Inc., Class A	1,453	50,870
Realogy Holdings Corp.(1)	1,500	26,565
Redfin Corp.(1)	8,410	496,442
RMR Group, Inc. (The), Class A	571	22,338
St. Joe Co. (The)	4,177	195,358
Tejon Ranch Co.(1)	586	8,767
		4,569,478
Road and Rail — 1.9%
AMERCO	648	372,626
ArcBest Corp.	4,046	314,941
Avis Budget Group, Inc.(1)	924	81,146
CSX Corp.	42,903	4,295,448
Daseke, Inc.(1)	1,429	10,346
Heartland Express, Inc.	2,844	51,619
J.B. Hunt Transport Services, Inc.	8,135	1,395,478
Kansas City Southern	7,609	2,265,047
Knight-Swift Transportation Holdings, Inc.	8,395	400,693
Landstar System, Inc.	3,815	650,457
Lyft, Inc., Class A(1)	5,035	287,448
Marten Transport Ltd.	4,850	82,741
Norfolk Southern Corp.	12,678	3,561,250
Old Dominion Freight Line, Inc.	7,923	2,103,160
Ryder System, Inc.	7,452	609,499
Saia, Inc.(1)	3,142	723,163
Schneider National, Inc., Class B	2,992	73,274
Uber Technologies, Inc.(1)	8,967	455,793
Union Pacific Corp.	26,833	6,030,180
Universal Logistics Holdings, Inc.	10	250
US Xpress Enterprises, Inc., Class A(1)	1,956	21,985
Werner Enterprises, Inc.	7,130	342,169
		24,128,713
Semiconductors and Semiconductor Equipment — 4.9%
Advanced Micro Devices, Inc.(1)	23,228	1,860,098
Alpha & Omega Semiconductor Ltd.(1)	1,104	35,560
Ambarella, Inc.(1)	454	45,572
Amkor Technology, Inc.	14,267	301,034
Analog Devices, Inc.	4,901	806,705
Applied Materials, Inc.	43,028	5,943,458
Axcelis Technologies, Inc.(1)	1,448	60,005
AXT, Inc.(1)	1,647	16,766
Broadcom, Inc.	5,863	2,769,271
Brooks Automation, Inc.	3,125	319,031
CEVA, Inc.(1)	973	43,658
Cirrus Logic, Inc.(1)	4,104	320,399

CMC Materials, Inc.	1,787	275,788
Cohu, Inc.(1)	7,412	275,875
Cree, Inc.(1)	3,335	333,533
Diodes, Inc.(1)	4,468	338,094
Enphase Energy, Inc.(1)	3,299	471,922
Entegris, Inc.	4,505	515,597
First Solar, Inc.(1)	4,420	336,406
FormFactor, Inc.(1)	6,976	245,904
Intel Corp.	123,959	7,080,538
KLA Corp.	4,979	1,577,795
Kopin Corp.(1)(2)	1,100	8,910
Kulicke & Soffa Industries, Inc.	5,521	286,540
Lam Research Corp.	7,099	4,613,285
Lattice Semiconductor Corp.(1)	5,795	307,541
MagnaChip Semiconductor Corp.(1)	5,150	122,055
Marvell Technology, Inc.	16,371	790,719
Maxim Integrated Products, Inc.	15,877	1,619,613
Microchip Technology, Inc.	3,442	540,222
Micron Technology, Inc.(1)	55,360	4,657,990
MKS Instruments, Inc.	1,804	339,567
Monolithic Power Systems, Inc.	874	299,887
NeoPhotonics Corp.(1)	5,273	53,837
NVIDIA Corp.	8,879	5,769,397
ON Semiconductor Corp.(1)	23,749	950,910
Onto Innovation, Inc.(1)	2,339	167,870
PDF Solutions, Inc.(1)	909	15,853
Photronics, Inc.(1)	2,735	37,032
Power Integrations, Inc.	1,553	127,641
Qorvo, Inc.(1)	7,046	1,287,445
QUALCOMM, Inc.	21,816	2,935,125
Rambus, Inc.(1)	4,807	94,025
Semtech Corp.(1)	1,219	76,797
Silicon Laboratories, Inc.(1)	912	124,543
SiTime Corp.(1)	270	26,549
Skyworks Solutions, Inc.	10,314	1,753,380
SMART Global Holdings, Inc.(1)	2,019	95,701
SolarEdge Technologies, Inc.(1)	2,409	621,546
SunPower Corp.(1)	1,049	24,536
Synaptics, Inc.(1)	3,185	402,361
Teradyne, Inc.	14,901	1,972,147
Texas Instruments, Inc.	27,279	5,178,100
Ultra Clean Holdings, Inc.(1)	6,220	350,373
Universal Display Corp.	1,456	314,292
Veeco Instruments, Inc.(1)	2,097	49,951
Xilinx, Inc.	9,731	1,235,837
		61,224,586
Software — 5.9%
A10 Networks, Inc.(1)	6,450	62,759
ACI Worldwide, Inc.(1)	7,459	285,381
Adobe, Inc.(1)	6,824	3,443,254
Agilysys, Inc.(1)	461	23,414
Alarm.com Holdings, Inc.(1)	2,800	229,264
Alteryx, Inc., Class A(1)	364	28,308
American Software, Inc., Class A	1,149	23,118
Anaplan, Inc.(1)	859	44,247

ANSYS, Inc.(1)	1,288	435,267
Appfolio, Inc., Class A(1)	95	12,815
Aspen Technology, Inc.(1)	5,303	723,700
Autodesk, Inc.(1)	6,728	1,923,266
Avalara, Inc.(1)	764	100,978
Avaya Holdings Corp.(1)	9,140	262,135
Bill.com Holdings, Inc.(1)	2,080	309,754
Blackbaud, Inc.(1)	4,293	303,472
Blackline, Inc.(1)	427	44,395
Bottomline Technologies de, Inc.(1)	1,044	39,025
Cadence Design Systems, Inc.(1)	7,720	980,363
CDK Global, Inc.	1,533	80,237
Cerence, Inc.(1)	7	666
Ceridian HCM Holding, Inc.(1)	359	32,116
ChannelAdvisor Corp.(1)	1,237	29,354
Citrix Systems, Inc.	3,949	453,977
Cleanspark, Inc.(1)(2)	500	8,380
Cloudera, Inc.(1)	4,406	56,661
CommVault Systems, Inc.(1)	1,581	120,425
Cornerstone OnDemand, Inc.(1)	623	27,393
Coupa Software, Inc.(1)	312	74,318
Crowdstrike Holdings, Inc., Class A(1)	2,880	639,792
Datadog, Inc., Class A(1)	1,966	179,004
Digital Turbine, Inc.(1)	3,593	237,749
DocuSign, Inc.(1)	1,222	246,380
Dolby Laboratories, Inc., Class A	3,601	351,242
Domo, Inc., Class B(1)	465	30,923
Dropbox, Inc., Class A(1)	4,433	121,243
Dynatrace, Inc.(1)	790	40,875
Everbridge, Inc.(1)	99	11,633
Fair Isaac Corp.(1)	886	448,369
Five9, Inc.(1)	645	114,230
Fortinet, Inc.(1)	9,369	2,047,501
Guidewire Software, Inc.(1)	1,607	157,068
HubSpot, Inc.(1)	828	417,627
Ideanomics, Inc.(1)	5,303	15,273
Intelligent Systems Corp.(1)	509	16,629
InterDigital, Inc.	4,388	354,463
Intuit, Inc.	5,790	2,542,331
j2 Global, Inc.(1)	728	90,658
Manhattan Associates, Inc.(1)	5,686	773,182
Microsoft Corp.	161,106	40,224,946
MicroStrategy, Inc., Class A(1)	184	86,480
Mimecast Ltd.(1)	1,135	56,739
Mitek Systems, Inc.(1)	2,349	39,839
nCino, Inc.(1)	436	26,648
New Relic, Inc.(1)	433	27,140
NortonLifeLock, Inc.	27,265	754,150
Nuance Communications, Inc.(1)	1,780	94,162
Nutanix, Inc., Class A(1)	2,460	77,515
Oracle Corp. (New York)	37,235	2,931,884
Palo Alto Networks, Inc.(1)	1,745	633,871
Paycom Software, Inc.(1)	3,089	1,018,134
Paylocity Holding Corp.(1)	1,331	226,044
Pegasystems, Inc.	300	35,442

Progress Software Corp.	753	33,561
Proofpoint, Inc.(1)	418	72,235
PTC, Inc.(1)	1,633	219,051
Q2 Holdings, Inc.(1)	359	34,080
QAD, Inc., Class A	609	43,519
Qualys, Inc.(1)	2,967	286,850
RingCentral, Inc., Class A(1)	356	93,439
Riot Blockchain, Inc.(1)(2)	1,967	53,365
SailPoint Technologies Holdings, Inc.(1)	1,585	73,750
salesforce.com, Inc.(1)	8,825	2,101,232
ServiceNow, Inc.(1)	3,316	1,571,386
ShotSpotter, Inc.(1)	288	11,724
Slack Technologies, Inc., Class A(1)	4,535	199,721
Smartsheet, Inc., Class A(1)	1,592	94,055
Splunk, Inc.(1)	909	110,171
Sprout Social, Inc., Class A(1)	354	24,575
SPS Commerce, Inc.(1)	1,344	126,148
SS&C Technologies Holdings, Inc.	2,274	167,980
Synopsys, Inc.(1)	1,951	496,217
Teradata Corp.(1)	6,204	296,985
Trade Desk, Inc. (The), Class A(1)	330	194,086
Tyler Technologies, Inc.(1)	778	313,658
Verint Systems, Inc.(1)	509	23,470
VirnetX Holding Corp.(1)(2)	8,145	37,304
VMware, Inc., Class A(1)	1,066	168,311
Vonage Holdings Corp.(1)	2,471	34,050
Workday, Inc., Class A(1)	1,541	352,458
Xperi Holding Corp.	1,415	30,309
Zendesk, Inc.(1)	1,266	173,012
Zoom Video Communications, Inc., Class A(1)	3,670	1,216,715
Zscaler, Inc.(1)	406	78,845
		73,959,870
Specialty Retail — 3.5%
Aaron's Co., Inc. (The)	4,884	175,677
Abercrombie & Fitch Co., Class A(1)	10,481	447,539
Academy Sports & Outdoors, Inc.(1)	8,896	324,971
Advance Auto Parts, Inc.	6,167	1,170,065
America's Car-Mart, Inc.(1)	77	12,658
American Eagle Outfitters, Inc.	9,463	335,274
Asbury Automotive Group, Inc.(1)	2,937	582,378
At Home Group, Inc.(1)	9,752	366,090
AutoNation, Inc.(1)	9,066	925,911
AutoZone, Inc.(1)	142	199,737
Bed Bath & Beyond, Inc.(1)	11,719	328,015
Best Buy Co., Inc.	17,343	2,015,950
Big 5 Sporting Goods Corp.(2)	3,756	115,497
Boot Barn Holdings, Inc.(1)	3,582	273,629
Buckle, Inc. (The)	6,621	278,877
Burlington Stores, Inc.(1)	3,628	1,173,186
Caleres, Inc.	7,370	184,840
Camping World Holdings, Inc., Class A	704	31,251
CarMax, Inc.(1)	15,353	1,768,512
Carvana Co.(1)	95	25,184
Cato Corp. (The), Class A(1)	1,679	25,957
Chico's FAS, Inc.(1)	1,444	6,715

Children's Place, Inc. (The)(1)	663	61,652
Citi Trends, Inc.(1)	1,443	120,260
Conn's, Inc.(1)	549	12,731
Container Store Group, Inc. (The)(1)	4,628	62,756
Designer Brands, Inc., Class A(1)	1,955	34,193
Dick's Sporting Goods, Inc.	7,940	774,388
Five Below, Inc.(1)	2,564	472,084
Floor & Decor Holdings, Inc., Class A(1)	4,035	396,681
Foot Locker, Inc.	14,017	887,136
GameStop Corp., Class A(1)(2)	294	65,268
Gap, Inc. (The)	30,198	1,010,123
Genesco, Inc.(1)	1,385	76,175
Group 1 Automotive, Inc.	2,458	392,002
Guess?, Inc.	4,341	127,495
Haverty Furniture Cos., Inc.	1,877	86,229
Hibbett Sports, Inc.(1)	2,999	254,195
Home Depot, Inc. (The)	16,569	5,284,020
Kirkland's, Inc.(1)	2,095	53,862
L Brands, Inc.(1)	5,504	384,565
Lithia Motors, Inc., Class A	2,987	1,051,394
Lowe's Cos., Inc.	28,985	5,647,148
Lumber Liquidators Holdings, Inc.(1)	2,757	62,804
MarineMax, Inc.(1)	4,564	234,727
Monro, Inc.	363	22,629
Murphy USA, Inc.	3,463	466,847
O'Reilly Automotive, Inc.(1)	2,768	1,481,212
ODP Corp. (The)(1)	8,257	361,161
Party City Holdco, Inc.(1)	3,637	33,570
Penske Automotive Group, Inc.	4,895	418,963
Rent-A-Center, Inc.	8,032	496,458
RH(1)	620	397,451
Ross Stores, Inc.	21,552	2,723,957
Sally Beauty Holdings, Inc.(1)	4,103	89,486
Shoe Carnival, Inc.	663	44,759
Signet Jewelers Ltd.(1)	8,502	515,051
Sleep Number Corp.(1)	388	43,258
Sonic Automotive, Inc., Class A	2,082	100,415
Sportsman's Warehouse Holdings, Inc.(1)	3,818	67,960
Tilly's, Inc., Class A(1)	1,364	18,632
TJX Cos., Inc. (The)	44,253	2,988,848
Tractor Supply Co.	9,949	1,807,733
TravelCenters of America, Inc.(1)	802	22,953
Ulta Beauty, Inc.(1)	5,020	1,733,707
Urban Outfitters, Inc.(1)	9,444	369,827
Williams-Sonoma, Inc.	9,394	1,592,659
Zumiez, Inc.(1)	4,940	216,471
		44,333,808
Technology Hardware, Storage and Peripherals — 3.9%
3D Systems Corp.(1)	11,490	337,921
Apple, Inc.	353,276	44,021,722
Contra Zagg, Inc.	2	—
Dell Technologies, Inc., Class C(1)	3,615	356,584
Diebold Nixdorf, Inc.(1)	1,421	19,240
Hewlett Packard Enterprise Co.	20,127	321,227
HP, Inc.	19,145	559,608

NCR Corp.(1)	8,224	396,397
NetApp, Inc.	8,277	640,391
Pure Storage, Inc., Class A(1)	2,041	38,881
Seagate Technology Holdings plc	17,176	1,644,602
Stratasys Ltd.(1)	1,151	26,577
Super Micro Computer, Inc.(1)	7,150	248,391
Turtle Beach Corp.(1)	2,111	69,874
Western Digital Corp.(1)	4,026	302,876
Xerox Holdings Corp.	18,095	424,328
		49,408,619
Textiles, Apparel and Luxury Goods — 1.4%
Capri Holdings Ltd.(1)	18,595	1,054,522
Carter's, Inc.	5,034	514,676
Columbia Sportswear Co.	2,196	225,595
Crocs, Inc.(1)	9,699	981,927
Deckers Outdoor Corp.(1)	3,246	1,088,838
Fossil Group, Inc.(1)	3,467	48,954
G-III Apparel Group Ltd.(1)	10,310	340,642
Hanesbrands, Inc.	19,631	383,590
Kontoor Brands, Inc.	34	2,177
Levi Strauss & Co., Class A	8,257	220,957
lululemon athletica, Inc.(1)	4,889	1,579,783
Movado Group, Inc.	1,968	54,573
NIKE, Inc., Class B	37,038	5,054,205
Oxford Industries, Inc.	2,942	281,696
PVH Corp.(1)	4,419	507,390
Ralph Lauren Corp.(1)	3,451	428,200
Rocky Brands, Inc.	280	16,330
Skechers USA, Inc., Class A(1)	10,317	490,057
Steven Madden Ltd.	8,922	369,371
Tapestry, Inc.(1)	33,977	1,525,228
Under Armour, Inc., Class A(1)	13,676	308,804
Under Armour, Inc., Class C(1)	4,619	88,038
Unifi, Inc.(1)	1,684	46,361
Vera Bradley, Inc.(1)	320	3,674
VF Corp.	20,500	1,634,260
Vince Holding Corp.(1)	46	529
Wolverine World Wide, Inc.	8,677	316,363
		17,566,740
Thrifts and Mortgage Finance — 0.5%
Axos Financial, Inc.(1)	7,602	360,411
Bridgewater Bancshares, Inc.(1)	882	15,312
Columbia Financial, Inc.(1)	2,651	47,108
Essent Group Ltd.	8,654	414,007
Federal Agricultural Mortgage Corp., Class C	1,232	124,999
Flagstar Bancorp, Inc.	7,735	354,263
FS Bancorp, Inc.	413	29,397
Hingham Institution For Savings (The)	168	48,762
Home Bancorp, Inc.	278	10,800
HomeStreet, Inc.	2,025	91,166
Kearny Financial Corp.	2,963	38,845
Merchants Bancorp	1,812	77,825
Meridian Bancorp, Inc.	5,262	116,027
Meta Financial Group, Inc.	5,865	310,904
MGIC Investment Corp.	32,465	477,885

Mr. Cooper Group, Inc.(1)	10,293	356,035
New York Community Bancorp, Inc.	30,765	368,257
NMI Holdings, Inc., Class A(1)	13,152	318,147
Northfield Bancorp, Inc.	1,679	28,425
Northwest Bancshares, Inc.	6,735	95,368
OP Bancorp	18	187
PCSB Financial Corp.	361	6,635
PennyMac Financial Services, Inc.	5,267	329,767
Premier Financial Corp.	4,654	141,947
Provident Financial Services, Inc.	5,057	127,740
Radian Group, Inc.	19,954	465,926
Southern Missouri Bancorp, Inc.	727	32,133
Sterling Bancorp, Inc.(1)	3	14
Territorial Bancorp, Inc.	279	7,287
TFS Financial Corp.	1,679	37,207
Timberland Bancorp, Inc.	557	16,242
TrustCo Bank Corp. NY	1,414	55,338
Walker & Dunlop, Inc.	4,041	410,323
Washington Federal, Inc.	9,003	300,160
Waterstone Financial, Inc.	2,066	40,865
Western New England Bancorp, Inc.	90	766
WSFS Financial Corp.	6,080	323,517
		5,979,997
Trading Companies and Distributors — 0.8%
Air Lease Corp.	13,192	620,816
Applied Industrial Technologies, Inc.	4,291	420,346
Boise Cascade Co.	6,279	414,351
CAI International, Inc.	1,028	44,122
DXP Enterprises, Inc.(1)	1,016	31,384
Fastenal Co.	36,334	1,927,155
GATX Corp.	4,078	402,336
GMS, Inc.(1)	2,161	98,952
H&E Equipment Services, Inc.	5,729	214,265
Herc Holdings, Inc.(1)	3,934	452,489
Lawson Products, Inc.(1)	346	20,933
McGrath RentCorp	4,043	346,606
MRC Global, Inc.(1)	7,681	82,494
MSC Industrial Direct Co., Inc., Class A	4,059	383,170
NOW, Inc.(1)	14,350	150,245
Rush Enterprises, Inc., Class A	6,711	320,786
Rush Enterprises, Inc., Class B	100	4,336
SiteOne Landscape Supply, Inc.(1)	3,373	580,291
Systemax, Inc.	1,409	48,357
Textainer Group Holdings Ltd.(1)	7,324	246,819
Titan Machinery, Inc.(1)	1,859	57,034
Triton International Ltd.	8,169	443,168
United Rentals, Inc.(1)	2,014	672,595
Univar Solutions, Inc.(1)	914	24,760
Veritiv Corp.(1)	1,952	119,892
W.W. Grainger, Inc.	3,449	1,593,990
Watsco, Inc.	1,256	365,998
WESCO International, Inc.(1)	176	18,756
		10,106,446
Transportation Infrastructure†
Macquarie Infrastructure Corp.	9,707	338,580

Water Utilities — 0.1%
American States Water Co.	1,070	84,926
American Water Works Co., Inc.	3,143	487,228
Artesian Resources Corp., Class A	269	11,093
California Water Service Group	776	44,108
Essential Utilities, Inc.	7,173	342,869
Global Water Resources, Inc.	7	120
		970,344
Wireless Telecommunication Services — 0.3%
Boingo Wireless, Inc.(1)	4,068	56,871
Shenandoah Telecommunications Co.	7,249	361,653
T-Mobile US, Inc.(1)	18,691	2,643,842
Telephone and Data Systems, Inc.	13,766	354,061
United States Cellular Corp.(1)	1,452	54,813
		3,471,240
TOTAL COMMON STOCKS (Cost $1,007,409,707)		1,260,270,398
TEMPORARY CASH INVESTMENTS — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $807,104)	807,104	807,104
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,352,020)	1,352,020	1,352,020
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,009,568,831)		1,262,429,522
OTHER ASSETS AND LIABILITIES†		97,658
TOTAL NET ASSETS — 100.0%		$1,262,527,180

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,138,378. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,206,994, which includes securities collateral of $854,974.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.
The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.